UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Global Credit Bond Fund Investor Shares - VGCIX

Vanguard Global Credit Bond Fund Admiral™ Shares - VGCAX

Vanguard Global Credit Bond Fund
Investor Shares (VGCIX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$36	0.35%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  The Fund’s primary drivers of outperformance included an overweight allocation to lower-rated bonds, notably BBB and high yield, and an overweight to European and Australian bonds in local currencies. Security selection in emerging markets and Europe further boosted results.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/15/2018)
Investor Shares	7.04%	1.36%	3.98%
Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars	6.61%	0.83%	3.16%
Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars	6.11%	-1.19%	1.31%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$872
Number of Portfolio Holdings	1,739
Portfolio Turnover Rate	170%
Total Investment Advisory Fees (in thousands)	$389
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	0.3%
Asia	3.8%
Europe	34.3%
North America	50.8%
Oceania	8.2%
South America	0.8%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2025

Vanguard Global Credit Bond Fund
Admiral™ Shares (VGCAX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$26	0.25%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  The Fund’s primary drivers of outperformance included an overweight allocation to lower-rated bonds, notably BBB and high yield, and an overweight to European and Australian bonds in local currencies. Security selection in emerging markets and Europe further boosted results.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/15/2018)
Admiral Shares	7.15%	1.48%	4.09%
Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars	6.61%	0.83%	3.16%
Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars	6.11%	-1.19%	1.31%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$872
Number of Portfolio Holdings	1,739
Portfolio Turnover Rate	170%
Total Investment Advisory Fees (in thousands)	$389
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	0.3%
Asia	3.8%
Europe	34.3%
North America	50.8%
Oceania	8.2%
South America	0.8%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR525

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$231,000	$235,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$231,000	$235,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard Global Credit Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	44
Tax information	45

Global Credit Bond Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (9.1%)
[1,2]	United States Treasury Note/Bond	1.250%	5/15/2050	2,630	1,307
	United States Treasury Note/Bond	1.375%	8/15/2050	2,600	1,325
	United States Treasury Note/Bond	1.625%	5/15/2031–11/15/2050	3,898	2,609
	United States Treasury Note/Bond	1.875%	2/15/2032	2,000	1,782
	United States Treasury Note/Bond	2.000%	11/15/2041	1,815	1,286
[1]	United States Treasury Note/Bond	2.375%	11/15/2049–5/15/2051	4,578	3,004
[1,3]	United States Treasury Note/Bond	2.500%	2/15/2045	3,000	2,172
	United States Treasury Note/Bond	2.875%	5/15/2049–5/15/2052	3,149	2,304
	United States Treasury Note/Bond	3.125%	11/15/2041	1,729	1,451
	United States Treasury Note/Bond	3.250%	5/15/2042	2,000	1,695
	United States Treasury Note/Bond	3.625%	9/30/2031	2,159	2,139
[2]	United States Treasury Note/Bond	3.875%	7/31/2027–12/31/2029	17,689	17,773
	United States Treasury Note/Bond	4.000%	2/28/2030–11/15/2042	3,414	3,278
	United States Treasury Note/Bond	4.125%	11/30/2029–8/15/2044	8,192	8,248
[1]	United States Treasury Note/Bond	4.250%	2/28/2029–1/31/2030	8,722	8,901
	United States Treasury Note/Bond	4.375%	1/31/2032–8/15/2043	3,525	3,588
[3]	United States Treasury Note/Bond	4.625%	5/15/2044–11/15/2044	7,074	7,072
[1]	United States Treasury Note/Bond	4.750%	2/15/2041–2/15/2045	7,658	7,805
	United States Treasury Note/Bond	5.000%	5/15/2045	1,311	1,372
Total U.S. Government and Agency Obligations (Cost $78,214)					79,111
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.839%	8/15/2051	50	47
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					147
Corporate Bonds (71.2%)
Australia (7.6%)
[4,6]	AGI Finance Pty Ltd.	6.109%	6/28/2030	2,560	1,761
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	7,170	4,529
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	2,000	1,182
[4,6]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	890	604
[4,6]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	2,150	1,366
[4,6]	Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	5,000	3,336
[4,6]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	2,370	1,442
[5]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	320	354
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	5.940%	5/16/2033	5,000	3,380
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	5.520%	1/16/2034	1,625	1,091
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.520%	5.083%	1/15/2035	3,000	1,984
[4,6]	Australian Gas Networks Ltd.	2.149%	4/28/2028	400	248
[4,6]	BWP Property Group Ltd.	3.300%	4/10/2026	1,460	951
[4,8]	CIMIC Finance Ltd.	1.500%	5/28/2029	4,800	5,168
[4,6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	470	272
[4,6,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.358%	11/9/2032	5,000	3,385
[4,6,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.700%	5.287%	9/12/2035	5,000	3,335
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/2042	35	34
[5]	Glencore Funding LLC	6.125%	10/6/2028	120	126
[5]	Glencore Funding LLC	5.700%	5/8/2033	58	61
[5]	Glencore Funding LLC	5.673%	4/1/2035	1,210	1,264
[4,6,7]	ING Bank Australia Ltd., 3M Australian Bank Bill Rate + 0.800%	4.380%	6/13/2028	2,970	1,951
[4,6]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	2,500	1,683
[5]	Macquarie Bank Ltd.	3.624%	6/3/2030	80	76
[6]	Macquarie Bank Ltd.	5.953%	3/1/2034	3,000	2,025
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.513%	3/1/2034	2,870	1,922
[5]	Macquarie Group Ltd.	4.098%	6/21/2028	330	329
[5]	National Australia Bank Ltd.	2.990%	5/21/2031	250	229
[4,6,7]	National Australia Bank Ltd., 3M Australian Bank Bill Rate + 0.780%	4.339%	4/14/2028	2,900	1,906

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	760	472
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/2027	1,190	780
[4,6]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	1,500	912
[4,6]	Perth Airport Pty Ltd.	5.600%	3/5/2031	3,510	2,355
[4,6]	Qantas Airways Ltd.	3.150%	9/27/2028	1,460	919
[4,6]	Qantas Airways Ltd.	2.950%	11/27/2029	1,130	689
[4,6]	QPH Finance Co. Pty Ltd.	2.850%	1/29/2031	3,190	1,890
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	250	251
[4,6]	Scentre Group Trust 1	5.900%	11/27/2034	3,500	2,380
[4,6]	Stockland Trust	2.300%	3/24/2028	800	499
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.500%	4/23/2032	2,100	1,410
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	1,500	1,019
[4,6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/2029	1,500	998
[4,6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/2030	3,380	2,317
	Westpac Banking Corp.	2.963%	11/16/2040	75	58
[4,6]	Woolworths Group Ltd.	1.850%	11/15/2027	2,070	1,293
[4,6]	Woolworths Group Ltd.	5.910%	11/29/2034	3,000	2,034
					66,270
Austria (1.8%)
[8]	Raiffeisen Bank International AG	2.875%	6/18/2032	8,000	9,174
[8]	Raiffeisen Bank International AG	1.375%	6/17/2033	5,400	5,933
[8]	Volksbank Wien AG	5.750%	6/21/2034	300	360
					15,467
Belgium (0.8%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	230	228
[4,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/2036	1,700	1,836
[4,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	300	339
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/2035	240	263
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	244	253
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	150	132
[4,8]	Belfius Bank SA	1.250%	4/6/2034	2,800	3,036
[8]	Solvay SA	4.250%	10/3/2031	600	714
					6,801
Bermuda (0.6%)
[8]	Athora Holding Ltd.	6.625%	6/16/2028	2,400	2,973
[8]	Athora Holding Ltd.	5.875%	9/10/2034	1,700	2,123
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	130	136
					5,232
Brazil (0.2%)
	Petrobras Global Finance BV	5.125%	9/10/2030	411	405
	Petrobras Global Finance BV	6.250%	1/10/2036	649	641
	Suzano Netherlands BV	5.500%	1/15/2036	560	558
					1,604
Canada (1.4%)
[5]	1011778 BC ULC	3.875%	1/15/2028	28	27
[5]	1011778 BC ULC	6.125%	6/15/2029	5	5
[5]	1011778 BC ULC	5.625%	9/15/2029	3	3
[5]	Air Canada	3.875%	8/15/2026	30	30
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	4	4
[5]	Bombardier Inc.	7.250%	7/1/2031	5	5
[5]	Bombardier Inc.	7.000%	6/1/2032	5	5
[5]	Bombardier Inc.	6.750%	6/15/2033	5	5
	Canadian National Railway Co.	4.400%	8/5/2052	230	198
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	125	117
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	140	149
	Canadian Pacific Railway Co.	4.800%	8/1/2045	60	56
	Canadian Pacific Railway Co.	3.500%	5/1/2050	146	107
	Cenovus Energy Inc.	6.750%	11/15/2039	15	16
	Cenovus Energy Inc.	5.400%	6/15/2047	30	28
	Enbridge Inc.	5.300%	4/5/2029	115	119
	Enbridge Inc.	3.125%	11/15/2029	42	40
	Enbridge Inc.	6.200%	11/15/2030	229	247
	Enbridge Inc.	6.700%	11/15/2053	140	156
	Enbridge Inc.	5.950%	4/5/2054	835	859
[5]	Garda World Security Corp.	8.250%	8/1/2032	14	14
[5]	Gildan Activewear Inc.	4.700%	10/7/2030	30	30
[5]	Gildan Activewear Inc.	5.400%	10/7/2035	135	135
[5]	Hudbay Minerals Inc.	4.500%	4/1/2026	35	35

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	NOVA Chemicals Corp.	9.000%	2/15/2030	41	44
	Nutrien Ltd.	4.200%	4/1/2029	125	125
	Nutrien Ltd.	5.800%	3/27/2053	90	92
[5]	Ontario Gaming GTA LP	8.000%	8/1/2030	5	5
	Rogers Communications Inc.	7.000%	4/15/2055	5	5
	Rogers Communications Inc.	7.125%	4/15/2055	20	21
[4]	Royal Bank of Canada	4.969%	8/2/2030	513	525
[4]	Royal Bank of Canada	4.650%	10/18/2030	600	608
[9]	Royal Bank of Canada	4.305%	11/3/2031	5,630	5,600
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	10	11
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	5	5
	Suncor Energy Inc.	3.750%	3/4/2051	40	29
	TELUS Corp.	3.700%	9/15/2027	360	357
	Toronto-Dominion Bank	4.783%	12/17/2029	760	776
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,405	1,405
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	80	86
					12,084
Chile (0.2%)
[5]	Colbun SA	5.375%	9/11/2035	1,410	1,423
Denmark (0.6%)
[4,8]	Arbejdernes Landsbank A/S	3.625%	3/5/2030	4,000	4,688
[5]	Danske Bank A/S	5.427%	3/1/2028	200	203
					4,891
France (4.4%)
[8]	Altrad Investment Authority SAS	3.704%	6/23/2029	800	932
[8]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	500	587
[5]	BNP Paribas SA	4.792%	5/9/2029	560	565
[5]	BNP Paribas SA	5.497%	5/20/2030	300	310
[5]	BNP Paribas SA	5.283%	11/19/2030	370	380
[5]	BNP Paribas SA	5.085%	5/9/2031	840	855
[4,8]	BNP Paribas SA	1.625%	7/2/2031	700	731
[5]	BNP Paribas SA	5.738%	2/20/2035	150	157
[4,8]	BNP Paribas SA	3.945%	2/18/2037	300	348
[10]	BPCE SA	5.250%	4/16/2029	2,300	3,032
[10]	BPCE SA	2.500%	11/30/2032	6,000	7,499
[4,8]	BPCE SA	4.125%	3/8/2033	2,200	2,630
[5]	BPCE SA	5.936%	5/30/2035	50	52
[5]	Credit Agricole SA	4.631%	9/11/2028	250	251
[4,8]	Credit Mutuel Arkea SA	4.810%	5/15/2035	1,900	2,295
[4,10]	Engie SA	5.750%	10/28/2050	500	619
[4,8]	ICADE	4.375%	5/22/2035	1,200	1,386
[5]	Opal Bidco SAS	6.500%	3/31/2032	30	31
[4,8]	RCI Banque SA	3.375%	7/26/2029	900	1,045
[5]	SNF Group SACA	3.125%	3/15/2027	10	10
[5]	SNF Group SACA	3.375%	3/15/2030	97	90
[5]	Societe Generale SA	2.797%	1/19/2028	540	529
[5]	Societe Generale SA	5.249%	5/22/2029	1,998	2,032
[5]	Societe Generale SA	3.000%	1/22/2030	155	145
[4,8]	Societe Generale SA	3.750%	5/17/2035	2,700	3,113
[5]	Societe Generale SA	4.027%	1/21/2043	80	62
[8]	Sogecap SA	6.500%	5/16/2044	1,300	1,716
[4,8]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,400	1,536
	TotalEnergies Capital SA	5.275%	9/10/2054	225	216
[4,8]	TotalEnergies SE	1.625%	Perpetual	2,000	2,238
[4,8]	TotalEnergies SE	2.000%	Perpetual	1,960	2,229
[8]	Veolia Environnement SA	1.625%	Perpetual	600	682
					38,303
Germany (2.6%)
[4,8]	Aroundtown SA	3.500%	5/13/2030	2,100	2,415
[4,8]	Bayer AG	6.625%	9/25/2083	1,100	1,357
	Deutsche Bank AG	6.720%	1/18/2029	33	35
	Deutsche Bank AG	6.819%	11/20/2029	33	35
	Deutsche Bank AG	5.297%	5/9/2031	535	547
	Deutsche Bank AG	4.950%	8/4/2031	931	940
	Deutsche Bank AG	7.079%	2/10/2034	200	219
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/2042	75	70
[8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	4,400	5,047

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	4,600	5,476
[4,8]	Grenke Finance plc	5.250%	4/8/2030	700	847
[4,8]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,000	1,298
[4,8]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,500	1,968
[5]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	385	386
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/2027	150	142
[8]	Volkswagen International Finance NV	3.748%	Perpetual	1,300	1,498
[4,8]	Vonovia SE	1.625%	10/7/2039	200	168
[8]	Wintershall Dea Finance BV	1.823%	9/25/2031	500	516
					22,964
Greece (0.2%)
[4,8]	Eurobank SA	4.000%	2/7/2036	1,700	1,982
Hong Kong (0.0%)
[5]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	5	5
Ireland (0.8%)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	880	898
	AerCap Ireland Capital DAC	4.625%	10/15/2027	150	151
	AerCap Ireland Capital DAC	3.000%	10/29/2028	380	367
	AerCap Ireland Capital DAC	4.375%	11/15/2030	389	387
	AerCap Ireland Capital DAC	3.400%	10/29/2033	100	90
	AerCap Ireland Capital DAC	3.850%	10/29/2041	150	124
[8]	Flutter Treasury DAC	4.000%	6/4/2031	2,697	3,109
[5]	Flutter Treasury DAC	5.875%	6/4/2031	15	15
[5]	GGAM Finance Ltd.	8.000%	2/15/2027	7	7
[5]	GGAM Finance Ltd.	8.000%	6/15/2028	47	50
[5]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	15	16
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	220	227
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	770	796
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	135	137
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	262	270
					6,644
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	70	70
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	15	16
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	9	7
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	10	10
					111
Italy (0.0%)
[5]	Enel Finance International NV	4.750%	5/25/2047	200	174
Japan (1.1%)
[8]	JT International Financial Services BV	3.870%	9/4/2055	900	1,038
[5]	Kioxia Holdings Corp.	6.250%	7/24/2030	10	10
[5]	Kioxia Holdings Corp.	6.625%	7/24/2033	7	7
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	5,353	5,345
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	660	681
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	600	543
	Mizuho Financial Group Inc.	5.667%	5/27/2029	250	259
[5]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	15	16
[5]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	20	21
	Nomura Holdings Inc.	5.594%	7/2/2027	466	476
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	600	633
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	100	77
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	100	68
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	131
					9,305
Lithuania (0.2%)
[8]	Artea bankas AB	4.853%	12/5/2028	1,300	1,535
Luxembourg (1.2%)
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	1,230	1,354
[4,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	900	1,112
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	1,200	1,404
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	2,700	2,901

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JAB Holdings BV	4.375%	4/25/2034	3,200	3,835
					10,606
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/2031	18	19
[5]	Studio City Co. Ltd.	7.000%	2/15/2027	10	10
[5]	Studio City Finance Ltd.	5.000%	1/15/2029	5	5
[5]	Wynn Macau Ltd.	5.625%	8/26/2028	37	37
[5]	Wynn Macau Ltd.	5.125%	12/15/2029	4	4
[5]	Wynn Macau Ltd.	6.750%	2/15/2034	10	10
					85
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	215	209
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	411	429
[5]	Petronas Capital Ltd.	5.848%	4/3/2055	580	618
					1,256
Netherlands (1.3%)
[8]	ASR Nederland NV	7.000%	12/7/2043	700	964
[4,8]	ING Groep NV	4.375%	8/15/2034	900	1,074
[4,8]	NIBC Bank NV	4.500%	6/12/2035	700	834
	NXP BV	5.000%	1/15/2033	310	313
[5]	Sunrise FinCo I BV	4.875%	7/15/2031	15	14
[8]	Triodos Bank NV	4.875%	9/12/2029	6,500	7,818
[5]	Trivium Packaging Finance BV	8.250%	7/15/2030	5	5
[5]	Trivium Packaging Finance BV	12.250%	1/15/2031	7	7
[5]	VZ Secured Financing BV	5.000%	1/15/2032	5	5
					11,034
Norway (1.1%)
[5,9]	DNB Bank ASA	4.384%	11/4/2031	5,985	5,955
[4,8]	Public Property Invest A/S	4.625%	3/12/2030	1,845	2,200
[4,8]	Public Property Invest A/S	4.375%	10/1/2032	1,600	1,869
					10,024
Poland (0.1%)
[5]	Canpack SA	3.875%	11/15/2029	37	35
[4,8]	ORLEN SA	3.625%	7/2/2032	215	248
[5]	ORLEN SA	6.000%	1/30/2035	235	248
					531
Saudi Arabia (0.1%)
	Suci Second Investment Co.	4.375%	9/10/2027	865	866
South Africa (0.0%)
[5]	Bidvest Group UK plc	6.200%	9/17/2032	500	507
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/2028	340	363
	Banco Santander SA	6.921%	8/8/2033	75	83
	Banco Santander SA	6.938%	11/7/2033	75	86
					532
Switzerland (1.6%)
	Credit Suisse USA LLC	7.125%	7/15/2032	350	401
[8]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	2,400	2,776
[8]	Helvetia Europe SA	2.750%	9/30/2041	1,000	1,096
[4,8]	IWG US Finance LLC	6.500%	6/28/2030	1,159	1,466
[8]	IWG US Finance LLC	5.125%	5/14/2032	1,839	2,170
[5]	UBS Group AG	3.869%	1/12/2029	602	598
[5]	UBS Group AG	4.151%	12/23/2029	1,455	1,452
[5]	UBS Group AG	5.617%	9/13/2030	163	170
[5]	UBS Group AG	4.398%	9/23/2031	770	767
[5]	UBS Group AG	3.091%	5/14/2032	290	269
[5]	UBS Group AG	5.580%	5/9/2036	935	976
[5]	UBS Group AG	5.010%	3/23/2037	1,560	1,552
					13,693
United Kingdom (7.2%)
[10]	Aviva plc	6.875%	11/27/2053	486	686
[5]	BAE Systems plc	5.125%	3/26/2029	2,090	2,153
	Barclays plc	5.674%	3/12/2028	560	570
	Barclays plc	4.836%	5/9/2028	300	301
	Barclays plc	4.837%	9/10/2028	177	179

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	7.385%	11/2/2028	600	635
	Barclays plc	4.942%	9/10/2030	1,000	1,016
[10]	Barclays plc	3.750%	11/22/2030	1,900	2,494
	Barclays plc	3.330%	11/24/2042	200	156
	BAT Capital Corp.	3.215%	9/6/2026	900	893
	BAT Capital Corp.	3.557%	8/15/2027	235	233
	BAT Capital Corp.	2.259%	3/25/2028	1,930	1,846
	BAT Capital Corp.	2.726%	3/25/2031	75	69
	BAT Capital Corp.	4.742%	3/16/2032	585	588
	BAT Capital Corp.	4.390%	8/15/2037	560	513
	BAT Capital Corp.	7.079%	8/2/2043	165	186
	BAT Capital Corp.	4.540%	8/15/2047	124	104
	BAT Capital Corp.	5.650%	3/16/2052	210	201
	BAT Capital Corp.	7.081%	8/2/2053	1,440	1,648
[4,8]	BAT International Finance plc	2.000%	3/13/2045	600	492
[5]	Belron UK Finance plc	5.750%	10/15/2029	75	76
[4,10]	Close Brothers Finance plc	1.625%	12/3/2030	2,808	3,106
[10]	Close Brothers Group plc	7.750%	6/14/2028	2,424	3,355
[5]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	25	25
[4,8]	Gatwick Funding Ltd.	3.875%	6/24/2035	1,500	1,744
[4,8]	Heathrow Funding Ltd.	3.875%	1/16/2036	1,400	1,612
[5]	Howden UK Refinance plc	7.250%	2/15/2031	15	15
[5]	Howden UK Refinance plc	8.125%	2/15/2032	30	31
	HSBC Holdings plc	5.887%	8/14/2027	1,477	1,495
	HSBC Holdings plc	5.130%	11/19/2028	444	451
[4]	HSBC Holdings plc	3.973%	5/22/2030	460	453
	HSBC Holdings plc	2.804%	5/24/2032	500	455
[9]	HSBC Holdings plc	5.133%	11/6/2036	960	960
[4]	HSBC Holdings plc	6.500%	9/15/2037	125	135
	HSBC Holdings plc	6.332%	3/9/2044	300	331
	HSBC Holdings plc	5.250%	3/14/2044	200	196
[5]	Imperial Brands Finance plc	6.125%	7/27/2027	200	206
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	530	533
[4,8]	Imperial Brands Finance plc	3.875%	2/12/2034	2,325	2,675
[5]	Imperial Brands Finance plc	6.375%	7/1/2055	260	270
	Lloyds Banking Group plc	7.953%	11/15/2033	140	163
	Lloyds Banking Group plc	6.068%	6/13/2036	200	209
	Lloyds Banking Group plc	4.344%	1/9/2048	40	33
[4,10]	Motability Operations Group plc	2.125%	1/18/2042	800	639
[4,10]	Motability Operations Group plc	4.875%	1/17/2043	1,100	1,265
	NatWest Group plc	4.964%	8/15/2030	600	611
[10]	Phoenix Group Holdings plc	5.867%	6/13/2029	377	508
	RELX Capital Inc.	3.000%	5/22/2030	98	93
[4,10]	Rothesay Life plc	7.734%	5/16/2033	100	146
	Santander UK Group Holdings plc	6.833%	11/21/2026	100	100
	Santander UK Group Holdings plc	4.320%	9/22/2029	940	937
[10]	Scottish Widows Ltd.	7.000%	6/16/2043	800	1,100
[4,10]	SW Finance I plc	6.640%	3/31/2026	1,890	2,481
[4,10]	SW Finance I plc	1.625%	3/30/2027	3,441	4,273
[4,10]	SW Finance I plc	2.375%	5/28/2028	3,745	4,567
[10]	SW Finance I plc	7.750%	10/31/2031	534	743
[4,10]	SW Finance I plc	6.875%	8/7/2032	800	1,089
[4,10]	SW Finance I plc	7.000%	4/16/2040	600	784
[4,10]	United Utilities Water Finance plc	5.250%	1/22/2046	1,000	1,179
[4,10]	United Utilities Water Finance plc	5.750%	5/28/2051	500	615
	Vodafone Group plc	6.150%	2/27/2037	121	132
	Vodafone Group plc	5.625%	2/10/2053	260	253
	Vodafone Group plc	5.750%	6/28/2054	320	313
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	4,068	5,179
[4,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	700	893
[4,10]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,143	1,855
					63,247
United States (35.9%)
[5]	1261229 BC Ltd.	10.000%	4/15/2032	34	36
[5]	200 Park Funding Trust	5.740%	2/15/2055	470	476
	AbbVie Inc.	4.050%	11/21/2039	418	374
	AbbVie Inc.	4.250%	11/21/2049	240	202
	AbbVie Inc.	5.400%	3/15/2054	955	948
[5]	ADT Security Corp.	5.875%	10/15/2033	15	15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Advance Auto Parts Inc.	7.000%	8/1/2030	7	7
[5]	Advance Auto Parts Inc.	7.375%	8/1/2033	19	19
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/2052	160	138
[4]	AdventHealth Obligated Group	2.795%	11/15/2051	300	192
	AEP Texas Inc.	5.450%	5/15/2029	265	275
	AEP Texas Inc.	5.400%	6/1/2033	140	144
	AEP Texas Inc.	5.850%	10/15/2055	360	360
	AEP Transmission Co. LLC	5.375%	6/15/2035	140	145
	AEP Transmission Co. LLC	4.250%	9/15/2048	100	84
[4]	AEP Transmission Co. LLC	3.650%	4/1/2050	70	53
[4]	AEP Transmission Co. LLC	2.750%	8/15/2051	100	64
	AEP Transmission Co. LLC	5.400%	3/15/2053	90	89
	AES Corp.	5.450%	6/1/2028	77	78
	Aflac Inc.	4.750%	1/15/2049	50	45
	Agilent Technologies Inc.	4.750%	9/9/2034	155	155
	Agree LP	2.000%	6/15/2028	50	47
[4]	Air Lease Corp.	2.875%	1/15/2026	105	105
	Air Lease Corp.	4.625%	10/1/2028	20	20
	Air Products and Chemicals Inc.	2.700%	5/15/2040	125	94
	Alabama Power Co.	4.150%	8/15/2044	50	43
[5,9]	Albertsons Cos. Inc.	5.500%	3/31/2031	5	5
[5]	Albertsons Cos. Inc.	6.250%	3/15/2033	25	26
[5]	Alcon Finance Corp.	3.800%	9/23/2049	200	154
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	100	97
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	130	80
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	100	89
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	230	218
[5]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	70	71
[5]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	3	3
[5]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	10	10
[5]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	7	7
[5]	Allied Universal Holdco LLC	6.875%	6/15/2030	5	5
[4]	Allina Health System	3.887%	4/15/2049	130	103
[5]	Allison Transmission Inc.	4.750%	10/1/2027	24	24
	Ally Financial Inc.	5.737%	5/15/2029	335	342
	Altria Group Inc.	4.875%	2/4/2028	390	396
	Altria Group Inc.	4.800%	2/14/2029	240	244
	Altria Group Inc.	2.450%	2/4/2032	165	145
	Altria Group Inc.	5.625%	2/6/2035	730	755
	Altria Group Inc.	3.400%	2/4/2041	70	54
	Altria Group Inc.	5.375%	1/31/2044	100	97
	Altria Group Inc.	5.950%	2/14/2049	100	102
	Altria Group Inc.	4.450%	5/6/2050	40	32
[5]	Alumina Pty Ltd.	6.125%	3/15/2030	5	5
[5]	Alumina Pty Ltd.	6.375%	9/15/2032	23	24
[5]	AMC Networks Inc.	10.250%	1/15/2029	5	5
	AMC Networks Inc.	4.250%	2/15/2029	5	4
[5]	AMC Networks Inc.	10.500%	7/15/2032	5	5
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	660	668
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	490	503
	Ameren Illinois Co.	4.150%	3/15/2046	75	63
	Ameren Illinois Co.	5.900%	12/1/2052	130	138
[5]	American Airlines Inc.	5.500%	4/20/2026	3	3
[5]	American Airlines Inc.	7.250%	2/15/2028	6	6
[5]	American Airlines Inc.	5.750%	4/20/2029	43	43
[5]	American Airlines Inc.	8.500%	5/15/2029	6	6
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	12	11
[5]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	7	7
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	3	3
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	3	3
[4]	American Electric Power Co. Inc.	6.050%	3/15/2056	270	274
	American Express Co.	5.085%	1/30/2031	780	804
	American Express Co.	4.804%	10/24/2036	860	850
	American Homes 4 Rent LP	4.950%	6/15/2030	195	199
	American International Group Inc.	4.850%	5/7/2030	1,405	1,437
	American Tower Corp.	3.600%	1/15/2028	100	99
[5]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	5	5
	Amgen Inc.	6.375%	6/1/2037	460	511
	Amgen Inc.	5.150%	11/15/2041	61	59

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.600%	3/2/2043	250	253
	Amgen Inc.	3.375%	2/21/2050	340	247
	Amgen Inc.	5.650%	3/2/2053	385	384
	Amgen Inc.	2.770%	9/1/2053	147	89
	Amgen Inc.	5.750%	3/2/2063	76	76
[5]	Amkor Technology Inc.	5.875%	10/1/2033	5	5
[9]	Amphenol Corp.	3.800%	11/15/2027	685	683
[9]	Amphenol Corp.	3.900%	11/15/2028	342	340
[9]	Amphenol Corp.	4.125%	11/15/2030	564	560
[9]	Amphenol Corp.	4.400%	2/15/2033	309	306
[9]	Amphenol Corp.	4.625%	2/15/2036	618	607
[9]	Amphenol Corp.	5.300%	11/15/2055	351	341
[5]	Amrize Finance US LLC	5.400%	4/7/2035	40	41
[5]	AmWINS Group Inc.	6.375%	2/15/2029	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/2029	2	2
[5]	Antero Midstream Partners LP	6.625%	2/1/2032	5	5
[5]	Antero Midstream Partners LP	5.750%	10/15/2033	15	15
	Aon Global Ltd.	4.600%	6/14/2044	35	31
	Aon Global Ltd.	4.750%	5/15/2045	70	63
	Aon North America Inc.	5.150%	3/1/2029	510	525
	Apollo Debt Solutions BDC	6.900%	4/13/2029	112	117
	Apollo Global Management Inc.	5.150%	8/12/2035	208	209
	Apollo Global Management Inc.	5.800%	5/21/2054	489	490
	Apollo Global Management Inc.	6.000%	12/15/2054	330	328
	Appalachian Power Co.	4.450%	6/1/2045	360	306
[4]	Appalachian Power Co.	4.500%	3/1/2049	30	25
[5]	Arcosa Inc.	6.875%	8/15/2032	3	3
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	23	21
	Ares Capital Corp.	5.875%	3/1/2029	150	154
	Ares Capital Corp.	5.950%	7/15/2029	444	456
	Ares Strategic Income Fund	5.700%	3/15/2028	286	290
	Ares Strategic Income Fund	6.350%	8/15/2029	41	42
	Asbury Automotive Group Inc.	4.500%	3/1/2028	46	46
[5]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	90	92
[5]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	5	5
[4]	AT&T Inc.	4.300%	2/15/2030	56	56
	AT&T Inc.	4.700%	8/15/2030	750	760
	AT&T Inc.	5.400%	2/15/2034	276	286
	AT&T Inc.	4.500%	5/15/2035	130	125
	AT&T Inc.	4.900%	8/15/2037	245	239
[4,10]	AT&T Inc.	7.000%	4/30/2040	600	873
	AT&T Inc.	3.500%	6/1/2041	95	75
	AT&T Inc.	4.750%	5/15/2046	70	62
	AT&T Inc.	3.500%	9/15/2053	455	312
	AT&T Inc.	3.550%	9/15/2055	213	145
	AT&T Inc.	6.050%	8/15/2056	1,995	2,050
	AT&T Inc.	3.800%	12/1/2057	451	318
	AT&T Inc.	3.650%	9/15/2059	305	206
[5]	AthenaHealth Group Inc.	6.500%	2/15/2030	40	39
	Athene Holding Ltd.	3.450%	5/15/2052	369	240
	Athene Holding Ltd.	6.250%	4/1/2054	341	339
	Athene Holding Ltd.	6.625%	10/15/2054	801	796
	Athene Holding Ltd.	6.875%	6/28/2055	885	892
	Atmos Energy Corp.	6.200%	11/15/2053	110	121
	Atmos Energy Corp.	5.000%	12/15/2054	580	540
	Autodesk Inc.	5.300%	6/15/2035	280	287
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	5	5
[5]	Axon Enterprise Inc.	6.250%	3/15/2033	1	1
	Ball Corp.	2.875%	8/15/2030	7	6
	Ball Corp.	5.500%	9/15/2033	5	5
	Bank of America Corp.	5.933%	9/15/2027	1,400	1,420
	Bank of America Corp.	6.204%	11/10/2028	440	458
[4]	Bank of America Corp.	3.970%	3/5/2029	200	199
[4]	Bank of America Corp.	2.087%	6/14/2029	100	95
[4]	Bank of America Corp.	3.974%	2/7/2030	300	298
[4]	Bank of America Corp.	2.592%	4/29/2031	125	116
	Bank of America Corp.	2.687%	4/22/2032	675	617
	Bank of America Corp.	4.571%	4/27/2033	200	200
	Bank of America Corp.	5.744%	2/12/2036	1,090	1,134
[4]	Bank of America Corp.	4.078%	4/23/2040	200	179

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	2.676%	6/19/2041	560	415
	Bank of America Corp.	3.311%	4/22/2042	60	48
	Bank of New York Mellon Corp.	4.942%	2/11/2031	200	205
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	300	335
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	485	499
	Bank of New York Mellon Corp.	5.316%	6/6/2036	987	1,022
[5]	Bausch + Lomb Corp.	8.375%	10/1/2028	41	43
[5]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	5	5
	Becton Dickinson & Co.	4.874%	2/8/2029	275	280
	Becton Dickinson & Co.	4.685%	12/15/2044	36	32
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	100	64
	Berry Global Inc.	5.650%	1/15/2034	48	50
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	180	120
[5]	Big River Steel LLC	6.625%	1/31/2029	42	42
	Black Hills Corp.	6.000%	1/15/2035	120	128
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/2032	149	128
[5]	Block Inc.	5.625%	8/15/2030	10	10
	Block Inc.	6.500%	5/15/2032	18	19
[5]	Block Inc.	6.000%	8/15/2033	5	5
[5]	Blue Racer Midstream LLC	6.625%	7/15/2026	45	45
[5]	Blue Racer Midstream LLC	7.000%	7/15/2029	77	80
[5]	Blue Racer Midstream LLC	7.250%	7/15/2032	2	2
	Boeing Co.	6.298%	5/1/2029	2,070	2,197
	Boeing Co.	5.150%	5/1/2030	277	285
	Boeing Co.	3.625%	2/1/2031	2,001	1,919
	Boeing Co.	6.388%	5/1/2031	702	763
	Boeing Co.	6.528%	5/1/2034	810	896
	Boeing Co.	5.805%	5/1/2050	445	443
	Boeing Co.	6.858%	5/1/2054	800	912
	Boeing Co.	7.008%	5/1/2064	880	1,005
[5]	Boost Newco Borrower LLC	7.500%	1/15/2031	5	5
	BorgWarner Inc.	4.950%	8/15/2029	120	123
	BorgWarner Inc.	5.400%	8/15/2034	235	242
	BP Capital Markets America Inc.	3.060%	6/17/2041	169	129
	BP Capital Markets America Inc.	2.939%	6/4/2051	548	357
[4,8]	BP Capital Markets BV	0.933%	12/4/2040	4,200	3,126
	Brandywine Operating Partnership LP	8.875%	4/12/2029	15	16
	Brandywine Operating Partnership LP	6.125%	1/15/2031	5	5
[5,9]	Bread Financial Holdings Inc.	6.750%	5/15/2031	10	10
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	465	461
	Broadcom Inc.	1.950%	2/15/2028	1,160	1,108
	Broadcom Inc.	5.000%	4/15/2030	120	124
	Broadcom Inc.	4.600%	7/15/2030	1,876	1,902
	Broadcom Inc.	4.150%	11/15/2030	530	528
[5]	Broadcom Inc.	4.150%	4/15/2032	185	181
	Broadcom Inc.	4.900%	7/15/2032	907	927
[5]	Broadcom Inc.	3.187%	11/15/2036	145	124
	Brown & Brown Inc.	4.700%	6/23/2028	228	230
[5]	Builders FirstSource Inc.	6.375%	3/1/2034	10	10
[5]	Builders FirstSource Inc.	6.750%	5/15/2035	15	16
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	325	344
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	135
[5]	Cable One Inc.	4.000%	11/15/2030	9	7
	Cadence Design Systems Inc.	4.700%	9/10/2034	235	235
[5]	Caesars Entertainment Inc.	6.500%	2/15/2032	5	5
[5]	California Resources Corp.	7.000%	1/15/2034	10	10
[5]	Calpine Corp.	4.500%	2/15/2028	21	21
[5]	Calpine Corp.	4.625%	2/1/2029	3	3
	Camden Property Trust	3.350%	11/1/2049	110	79
	Capital One Financial Corp.	5.468%	2/1/2029	90	92
	Capital One Financial Corp.	6.312%	6/8/2029	226	237
	Capital One Financial Corp.	5.700%	2/1/2030	438	455
	Capital One Financial Corp.	3.273%	3/1/2030	400	386
[4]	Capital One Financial Corp.	7.624%	10/30/2031	190	214
	Capital One Financial Corp.	2.618%	11/2/2032	175	156
	Capital One Financial Corp.	5.817%	2/1/2034	500	524
	Capital One Financial Corp.	6.051%	2/1/2035	340	361
	Capital One Financial Corp.	6.183%	1/30/2036	1,589	1,657
	Capital One Financial Corp.	5.197%	9/11/2036	462	459
	Cardinal Health Inc.	5.750%	11/15/2054	785	797

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlyle Group Inc.	5.050%	9/19/2035	147	146
[5]	Carnival Corp.	4.000%	8/1/2028	7	7
[5]	Carnival Corp.	5.125%	5/1/2029	15	15
[5]	Carnival Corp.	6.000%	5/1/2029	1	1
[5]	Carnival Corp.	5.750%	3/15/2030	20	21
[5]	Carnival Corp.	5.875%	6/15/2031	20	21
[5]	Carnival Corp.	5.750%	8/1/2032	15	15
[5]	CCO Holdings LLC	4.750%	3/1/2030	67	64
[5]	CCO Holdings LLC	4.500%	8/15/2030	90	84
[5]	CCO Holdings LLC	4.250%	2/1/2031	10	9
	CCO Holdings LLC	4.500%	5/1/2032	25	22
	CDW LLC	5.100%	3/1/2030	470	479
	Cencora Inc.	2.700%	3/15/2031	230	211
	Cencora Inc.	4.300%	12/15/2047	80	67
	Centene Corp.	2.450%	7/15/2028	60	56
	Centene Corp.	3.375%	2/15/2030	55	51
	Centene Corp.	2.625%	8/1/2031	60	52
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	65	52
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	40	39
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,775	1,838
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	200	178
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	5	5
[5]	Central Parent Inc.	7.250%	6/15/2029	74	61
[5]	Central Parent LLC	8.000%	6/15/2029	2	2
[5]	Champ Acquisition Corp.	8.375%	12/1/2031	67	71
[5]	Charles River Laboratories International Inc.	3.750%	3/15/2029	75	72
	Charles Schwab Corp.	5.643%	5/19/2029	35	36
	Charles Schwab Corp.	6.196%	11/17/2029	200	212
[5]	Chart Industries Inc.	7.500%	1/1/2030	5	5
[5]	Chart Industries Inc.	9.500%	1/1/2031	2	2
	Charter Communications Operating LLC	3.750%	2/15/2028	790	778
	Charter Communications Operating LLC	4.200%	3/15/2028	40	40
	Charter Communications Operating LLC	2.250%	1/15/2029	40	37
	Charter Communications Operating LLC	5.050%	3/30/2029	480	484
	Charter Communications Operating LLC	6.100%	6/1/2029	5,090	5,324
	Charter Communications Operating LLC	2.300%	2/1/2032	270	230
	Charter Communications Operating LLC	6.650%	2/1/2034	542	573
	Charter Communications Operating LLC	5.850%	12/1/2035	427	425
	Charter Communications Operating LLC	3.500%	3/1/2042	200	142
	Charter Communications Operating LLC	6.484%	10/23/2045	760	734
	Charter Communications Operating LLC	5.375%	5/1/2047	395	335
	Charter Communications Operating LLC	5.750%	4/1/2048	460	406
	Charter Communications Operating LLC	6.700%	12/1/2055	1,340	1,322
	Charter Communications Operating LLC	3.950%	6/30/2062	230	142
[5]	Chemours Co.	4.625%	11/15/2029	25	22
[5]	Chemours Co.	8.000%	1/15/2033	75	72
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	70	68
	Cheniere Energy Partners LP	3.250%	1/31/2032	770	704
	Cheniere Energy Partners LP	5.950%	6/30/2033	35	37
[5]	Cheniere Energy Partners LP	5.550%	10/30/2035	650	665
[4]	Children's Hospital of Philadelphia	2.704%	7/1/2050	150	96
[5]	Chord Energy Corp.	6.000%	10/1/2030	10	10
[5]	Chord Energy Corp.	6.750%	3/15/2033	10	10
[5]	Churchill Downs Inc.	5.500%	4/1/2027	33	33
[5]	Churchill Downs Inc.	4.750%	1/15/2028	31	31
[5]	Churchill Downs Inc.	5.750%	4/1/2030	5	5
	Cigna Group	2.375%	3/15/2031	75	68
	Cigna Group	4.800%	8/15/2038	155	148
	Cigna Group	3.400%	3/15/2050	150	105
[4]	Citibank NA	5.570%	4/30/2034	1,250	1,326
	Citigroup Inc.	4.643%	5/7/2028	3,160	3,180
	Citigroup Inc.	4.542%	9/19/2030	1,340	1,348
[4]	Citigroup Inc.	2.976%	11/5/2030	140	133
[4]	Citigroup Inc.	2.572%	6/3/2031	500	461
	Citigroup Inc.	2.520%	11/3/2032	250	222
	Citigroup Inc.	6.174%	5/25/2034	180	191
	Citigroup Inc.	5.827%	2/13/2035	290	301
	Citigroup Inc.	6.020%	1/24/2036	350	366
	Citigroup Inc.	5.174%	9/11/2036	327	331
	Citigroup Inc.	4.650%	7/30/2045	90	82

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.650%	7/23/2048	55	49
	Citizens Financial Group Inc.	5.253%	3/5/2031	248	253
[4]	City of Hope	4.378%	8/15/2048	80	67
[5]	Civitas Resources Inc.	8.375%	7/1/2028	2	2
[5]	Civitas Resources Inc.	8.625%	11/1/2030	35	36
[5]	Civitas Resources Inc.	8.750%	7/1/2031	11	11
[5]	Civitas Resources Inc.	9.625%	6/15/2033	25	27
[5]	Clarios Global LP	6.750%	2/15/2030	78	81
[5]	Clarios Global LP	6.750%	9/15/2032	5	5
[5]	Clean Harbors Inc.	5.750%	10/15/2033	15	15
[5]	Clearway Energy Operating LLC	4.750%	3/15/2028	25	25
[5]	Clearway Energy Operating LLC	3.750%	1/15/2032	2	2
[5]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	20	21
[5]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	10	10
[5]	Cloud Software Group Inc.	6.500%	3/31/2029	15	15
[5]	Cloud Software Group Inc.	8.250%	6/30/2032	86	90
	CMS Energy Corp.	4.875%	3/1/2044	135	123
[5]	CNX Resources Corp.	7.375%	1/15/2031	1	1
[5]	CNX Resources Corp.	7.250%	3/1/2032	14	15
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	195	201
	Comcast Corp.	4.400%	8/15/2035	90	86
	Comcast Corp.	6.550%	7/1/2039	80	90
	Comcast Corp.	3.250%	11/1/2039	145	114
	Comcast Corp.	4.500%	1/15/2043	140	118
	Comcast Corp.	4.000%	8/15/2047	150	117
	Comcast Corp.	2.937%	11/1/2056	1,185	688
	Comcast Corp.	4.950%	10/15/2058	65	56
	Comcast Corp.	2.650%	8/15/2062	263	135
	Comcast Corp.	2.987%	11/1/2063	413	230
[4]	CommonSpirit Health	4.350%	11/1/2042	220	192
	Commonwealth Edison Co.	3.800%	10/1/2042	115	95
[4]	Commonwealth Edison Co.	3.125%	3/15/2051	50	34
	Commonwealth Edison Co.	5.300%	2/1/2053	260	253
[5]	Community Health Systems Inc.	10.875%	1/15/2032	14	15
[5]	Community Health Systems Inc.	9.750%	1/15/2034	15	16
	Conagra Brands Inc.	5.300%	10/1/2026	175	177
	ConocoPhillips Co.	4.300%	11/15/2044	65	56
	ConocoPhillips Co.	3.800%	3/15/2052	40	30
	ConocoPhillips Co.	5.300%	5/15/2053	75	71
	ConocoPhillips Co.	5.700%	9/15/2063	40	40
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	65	67
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	160	166
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	100	80
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	400	419
	Constellation Brands Inc.	4.950%	11/1/2035	1,075	1,059
	Consumers Energy Co.	5.050%	5/15/2035	620	633
[5]	Continental Resources Inc.	2.268%	11/15/2026	100	98
[5]	Continental Resources Inc.	2.875%	4/1/2032	40	35
	COPT Defense Properties LP	4.500%	10/15/2030	61	61
	COPT Defense Properties LP	2.750%	4/15/2031	105	95
	Corebridge Financial Inc.	3.650%	4/5/2027	90	89
	Corebridge Financial Inc.	3.850%	4/5/2029	170	168
	Corebridge Financial Inc.	3.900%	4/5/2032	194	185
	Corebridge Financial Inc.	4.350%	4/5/2042	100	87
	Corebridge Financial Inc.	4.400%	4/5/2052	150	124
	Coterra Energy Inc.	4.375%	3/15/2029	130	130
	Coterra Energy Inc.	5.400%	2/15/2035	610	614
	Cotiviti Inc.	7.625%	5/1/2031	5	5
[5]	Cox Communications Inc.	4.800%	2/1/2035	100	94
[5]	Credit Acceptance Corp.	6.625%	3/15/2030	20	20
	CRH America Finance Inc.	4.400%	2/9/2031	1,480	1,478
	CRH America Finance Inc.	5.000%	2/9/2036	400	401
[5]	Crown Americas LLC	5.875%	6/1/2033	15	15
	Crown Castle Inc.	4.750%	5/15/2047	125	110
[5]	CSC Holdings LLC	11.750%	1/31/2029	78	62
[5]	CSC Holdings LLC	3.375%	2/15/2031	10	6
	CSX Corp.	4.750%	11/15/2048	190	172
	CubeSmart LP	2.250%	12/15/2028	225	212
	CVS Health Corp.	1.300%	8/21/2027	900	855
	CVS Health Corp.	5.400%	6/1/2029	400	414

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.125%	2/21/2030	365	375
	CVS Health Corp.	1.750%	8/21/2030	200	176
	CVS Health Corp.	5.550%	6/1/2031	315	330
	CVS Health Corp.	5.250%	2/21/2033	240	247
	CVS Health Corp.	4.875%	7/20/2035	80	78
	CVS Health Corp.	4.780%	3/25/2038	419	393
	CVS Health Corp.	4.125%	4/1/2040	58	50
	CVS Health Corp.	5.125%	7/20/2045	85	77
	CVS Health Corp.	6.000%	6/1/2063	130	128
	Dana Inc.	4.250%	9/1/2030	10	10
	Dana Inc.	4.500%	2/15/2032	77	75
[5]	DaVita Inc.	4.625%	6/1/2030	28	27
[5]	DaVita Inc.	3.750%	2/15/2031	10	9
[5]	DaVita Inc.	6.875%	9/1/2032	15	16
	DCP Midstream Operating LP	3.250%	2/15/2032	700	640
[5]	DCP Midstream Operating LP	6.750%	9/15/2037	300	327
	Deere Funding Canada Corp.	4.150%	10/9/2030	1,400	1,397
	Dell International LLC	4.750%	4/1/2028	580	588
	Dell International LLC	6.200%	7/15/2030	219	234
	Dell International LLC	4.750%	10/6/2032	600	598
	Dell International LLC	5.400%	4/15/2034	636	655
	Dell International LLC	8.350%	7/15/2046	44	57
[5]	Delta Air Lines Inc.	4.750%	10/20/2028	1,189	1,196
	Delta Air Lines Inc.	3.750%	10/28/2029	9	9
	Devon Energy Corp.	5.600%	7/15/2041	50	48
[5]	Diamond Foreign Asset Co.	8.500%	10/1/2030	10	11
	Diamondback Energy Inc.	3.125%	3/24/2031	15	14
	Diamondback Energy Inc.	5.750%	4/18/2054	470	452
	Diamondback Energy Inc.	5.900%	4/18/2064	255	244
[5]	Directv Financing LLC	5.875%	8/15/2027	5	5
[5]	Directv Financing LLC	8.875%	2/1/2030	15	15
[5]	Directv Financing LLC	10.000%	2/15/2031	15	15
[5]	DISH Network Corp.	11.750%	11/15/2027	7	7
[4]	Dominion Energy Inc.	4.050%	9/15/2042	170	141
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	40	41
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	240	219
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	185	205
	Dow Chemical Co.	2.100%	11/15/2030	100	89
	Dow Chemical Co.	4.375%	11/15/2042	120	97
	DTE Electric Co.	3.700%	6/1/2046	75	59
	DTE Energy Co.	5.100%	3/1/2029	1,890	1,938
	Duke Energy Carolinas LLC	5.300%	2/15/2040	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/2041	125	111
	Duke Energy Carolinas LLC	3.700%	12/1/2047	39	30
	Duke Energy Corp.	3.400%	6/15/2029	1,910	1,859
	Duke Energy Corp.	3.500%	6/15/2051	100	71
	Duke Energy Florida LLC	5.875%	11/15/2033	60	65
	Duke Energy Florida LLC	3.400%	10/1/2046	35	26
	Duke Energy Florida LLC	6.200%	11/15/2053	110	121
	Duke Energy Indiana LLC	2.750%	4/1/2050	75	48
	Duke Energy Ohio Inc.	5.650%	4/1/2053	90	91
	Duke Energy Progress LLC	4.100%	5/15/2042	200	173
	Duke Energy Progress LLC	2.500%	8/15/2050	170	102
	Duke Energy Progress LLC	5.550%	3/15/2055	400	405
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	320	338
	Eaton Capital ULC	4.450%	5/9/2030	230	232
	Edison International	5.250%	3/15/2032	40	40
[5]	EF Holdco	7.375%	9/30/2030	10	10
[5]	Element Solutions Inc.	3.875%	9/1/2028	11	11
	Elevance Health Inc.	5.150%	6/15/2029	230	237
	Elevance Health Inc.	3.125%	5/15/2050	190	127
	Elevance Health Inc.	6.100%	10/15/2052	155	162
	Elevance Health Inc.	5.650%	6/15/2054	435	428
	Elevance Health Inc.	5.700%	2/15/2055	835	824
	Elevance Health Inc.	5.700%	9/15/2055	785	781
	Eli Lilly & Co.	5.050%	8/14/2054	645	613
[5]	Ellucian Holdings Inc.	6.500%	12/1/2029	10	10
	Enbridge Energy Partners LP	7.375%	10/15/2045	230	272
[5]	Endo Finance Holdings Inc.	8.500%	4/15/2031	36	38
[5]	Energizer Holdings Inc.	4.750%	6/15/2028	33	32

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Energizer Holdings Inc.	6.000%	9/15/2033	15	15
	Energy Transfer LP	4.400%	3/15/2027	240	240
	Energy Transfer LP	5.250%	4/15/2029	130	134
	Energy Transfer LP	5.250%	7/1/2029	230	237
	Energy Transfer LP	3.750%	5/15/2030	30	29
	Energy Transfer LP	6.400%	12/1/2030	230	249
	Energy Transfer LP	5.750%	2/15/2033	130	136
	Energy Transfer LP	6.550%	12/1/2033	230	251
	Energy Transfer LP	6.050%	6/1/2041	535	541
	Energy Transfer LP	6.500%	2/1/2042	100	105
	Energy Transfer LP	5.300%	4/1/2044	75	68
	Energy Transfer LP	5.150%	3/15/2045	55	49
	Energy Transfer LP	6.250%	4/15/2049	70	70
	Energy Transfer LP	5.950%	5/15/2054	565	545
[5]	Enpro Inc.	6.125%	6/1/2033	10	10
[5]	Entegris Inc.	4.750%	4/15/2029	190	189
[5]	Entegris Inc.	5.950%	6/15/2030	45	46
	Entergy Arkansas LLC	5.750%	6/1/2054	560	578
	Entergy Corp.	3.750%	6/15/2050	650	480
	Entergy Louisiana LLC	3.250%	4/1/2028	593	584
	Entergy Mississippi LLC	5.800%	4/15/2055	360	370
	Entergy Texas Inc.	5.550%	9/15/2054	545	539
	Enterprise Products Operating LLC	4.850%	3/15/2044	215	199
	Enterprise Products Operating LLC	4.900%	5/15/2046	59	54
	Enterprise Products Operating LLC	4.250%	2/15/2048	50	42
	Enterprise Products Operating LLC	3.700%	1/31/2051	70	52
	EOG Resources Inc.	5.650%	12/1/2054	950	950
	EQT Corp.	7.500%	6/1/2027	10	10
	EQT Corp.	3.900%	10/1/2027	72	71
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	10	11
	Equitable Holdings Inc.	5.594%	1/11/2033	148	155
	Equitable Holdings Inc.	5.000%	4/20/2048	79	73
[5]	ERAC USA Finance LLC	7.000%	10/15/2037	180	209
	ERP Operating LP	4.500%	7/1/2044	135	120
	Essential Utilities Inc.	4.800%	8/15/2027	2,685	2,712
	Essex Portfolio LP	4.500%	3/15/2048	60	52
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	96	68
	Evergy Kansas Central Inc.	3.250%	9/1/2049	150	105
	Evergy Kansas Central Inc.	5.700%	3/15/2053	380	386
[5]	Excelerate Energy LP	8.000%	5/15/2030	12	13
	Exelon Corp.	5.150%	3/15/2028	210	215
	Exelon Corp.	4.050%	4/15/2030	2,920	2,893
	Exelon Corp.	3.350%	3/15/2032	200	187
	Exelon Corp.	4.450%	4/15/2046	165	141
	Exelon Corp.	4.100%	3/15/2052	100	79
	Exelon Corp.	5.600%	3/15/2053	390	384
	Exelon Corp.	5.875%	3/15/2055	960	983
	Extra Space Storage LP	5.700%	4/1/2028	150	155
	Extra Space Storage LP	5.500%	7/1/2030	374	389
	Extra Space Storage LP	2.400%	10/15/2031	80	71
	Extra Space Storage LP	4.950%	1/15/2033	436	439
[8]	Exxon Mobil Corp.	1.408%	6/26/2039	210	179
	Exxon Mobil Corp.	4.114%	3/1/2046	55	47
[5]	Fair Isaac Corp.	6.000%	5/15/2033	10	10
[4]	FedEx Corp.	3.875%	8/1/2042	30	24
[4]	FedEx Corp.	4.550%	4/1/2046	70	59
[4]	FedEx Corp.	4.050%	2/15/2048	70	54
	Ferguson Enterprises Inc.	4.350%	3/15/2031	310	308
	Fifth Third Bancorp	3.950%	3/14/2028	350	348
	Fifth Third Bancorp	6.339%	7/27/2029	310	326
	Fifth Third Bancorp	4.895%	9/6/2030	390	395
[4]	FirstEnergy Corp.	3.400%	3/1/2050	1,100	770
[5]	FirstEnergy Transmission LLC	2.866%	9/15/2028	260	251
	FirstEnergy Transmission LLC	4.550%	1/15/2030	134	135
[5]	FirstEnergy Transmission LLC	4.750%	1/15/2033	3,202	3,199
[5]	FirstEnergy Transmission LLC	4.550%	4/1/2049	405	351
	Fiserv Inc.	5.600%	3/2/2033	120	124
[5]	Five Corners Funding Trust IV	5.997%	2/15/2053	220	229
	FMC Corp.	5.650%	5/18/2033	10	10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FMC Corp.	8.450%	11/1/2055	15	15
[5]	Focus Financial Partners LLC	6.750%	9/15/2031	5	5
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	45	45
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	22	22
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	20	21
[4,8]	Ford Motor Credit Co. LLC	3.622%	7/27/2028	4,116	4,789
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	209
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	53	49
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	10	11
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	600	626
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	200	215
[5]	Foundry JV Holdco LLC	5.500%	1/25/2031	290	301
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	842	897
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	712	749
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	709	756
[5]	Foundry JV Holdco LLC	6.100%	1/25/2036	1,093	1,156
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,790	1,900
[5]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	2	2
[5]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	65	69
[5]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	10	10
[5]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/2043	10	10
[5]	Frontier Communications Holdings LLC	8.625%	3/15/2031	10	11
[5]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	11	12
[5]	Gates Corp.	6.875%	7/1/2029	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	155	158
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	110	116
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	330	336
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	300	311
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	100	110
[5]	Gen Digital Inc.	6.250%	4/1/2033	15	15
	General Electric Co.	4.900%	1/29/2036	555	566
	General Motors Co.	5.200%	4/1/2045	478	434
	General Motors Financial Co. Inc.	5.000%	7/15/2027	485	491
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	229
	General Motors Financial Co. Inc.	5.550%	7/15/2029	575	596
	General Motors Financial Co. Inc.	5.850%	4/6/2030	97	102
	General Motors Financial Co. Inc.	3.600%	6/21/2030	95	91
	General Motors Financial Co. Inc.	5.750%	2/8/2031	1,905	1,995
	General Motors Financial Co. Inc.	6.400%	1/9/2033	170	183
[5]	Genesee & Wyoming Inc.	6.250%	4/15/2032	10	10
	Genesis Energy LP	8.250%	1/15/2029	5	5
	Genesis Energy LP	8.000%	5/15/2033	10	10
	Georgia Power Co.	4.300%	3/15/2042	130	115
	Georgia Power Co.	5.125%	5/15/2052	70	67
[5]	Georgia-Pacific LLC	4.400%	6/30/2028	270	272
	Gilead Sciences Inc.	4.150%	3/1/2047	190	160
[5]	Global Atlantic Fin Co.	7.950%	6/15/2033	780	893
[5]	Global Atlantic Fin Co.	6.750%	3/15/2054	240	249
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,500	2,613
	Goldman Sachs Group Inc.	4.692%	10/23/2030	380	385
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,085	1,079
	Goldman Sachs Group Inc.	6.750%	10/1/2037	300	336
[4]	Goldman Sachs Group Inc.	4.411%	4/23/2039	255	237
	Goldman Sachs Group Inc.	3.210%	4/22/2042	100	78
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	90	84
	Goldman Sachs Group Inc.	5.561%	11/19/2045	1,450	1,469
	Golub Capital Private Credit Fund	5.875%	5/1/2030	351	357
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	45	43
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	11	11
[5]	Graphic Packaging International LLC	3.500%	3/15/2028	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/2030	77	72
[5]	Hanesbrands Inc.	9.000%	2/15/2031	4	4
[5]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	10	10
	HCA Inc.	5.000%	3/1/2028	150	153
	HCA Inc.	5.250%	3/1/2030	285	294
	HCA Inc.	5.450%	4/1/2031	80	83
	HCA Inc.	4.600%	11/15/2032	650	646
	HCA Inc.	5.750%	3/1/2035	50	52

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.900%	11/15/2035	275	271
	HCA Inc.	5.250%	6/15/2049	115	105
	HCA Inc.	4.625%	3/15/2052	205	170
	HCA Inc.	6.100%	4/1/2064	740	748
	Healthpeak OP LLC	5.250%	12/15/2032	170	175
	Helmerich & Payne Inc.	2.900%	9/29/2031	220	195
[5]	Herc Holdings Inc.	6.625%	6/15/2029	5	5
[5]	Herc Holdings Inc.	7.000%	6/15/2030	10	10
[5]	Herc Holdings Inc.	7.250%	6/15/2033	10	11
	Hess Corp.	7.300%	8/15/2031	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/2029	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	689	693
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,363	1,352
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	911	920
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	294	291
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	405	382
	Highwoods Realty LP	2.600%	2/1/2031	310	275
	Highwoods Realty LP	7.650%	2/1/2034	429	489
[5]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	70	72
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	10	10
[5]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	25	25
	Honeywell International Inc.	5.250%	3/1/2054	110	105
	Honeywell International Inc.	5.350%	3/1/2064	50	49
	Host Hotels & Resorts LP	5.700%	7/1/2034	215	220
[5]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	15	15
[5]	HPS Corporate Lending Fund	4.900%	9/11/2028	589	584
	HPS Corporate Lending Fund	5.950%	4/14/2032	300	302
[5]	HUB International Ltd.	7.250%	6/15/2030	5	5
[5]	HUB International Ltd.	7.375%	1/31/2032	5	5
	Hudson Pacific Properties LP	3.950%	11/1/2027	2	2
	Hudson Pacific Properties LP	5.950%	2/15/2028	5	5
	Huntington Bancshares Inc.	6.208%	8/21/2029	1,150	1,207
	Huntington Bancshares Inc.	5.709%	2/2/2035	434	451
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	129
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	368	380
	Hyatt Hotels Corp.	5.250%	6/30/2029	45	46
[5]	Imola Merger Corp.	4.750%	5/15/2029	13	13
[4]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	192
	Indiana Michigan Power Co.	5.625%	4/1/2053	340	345
	Ingersoll Rand Inc.	5.176%	6/15/2029	100	103
	Intel Corp.	2.450%	11/15/2029	1,273	1,184
	Intel Corp.	5.125%	2/10/2030	12	12
	Intel Corp.	2.000%	8/12/2031	158	138
	Intel Corp.	4.150%	8/5/2032	1,739	1,678
	Intel Corp.	5.200%	2/10/2033	254	259
	Intel Corp.	5.625%	2/10/2043	80	79
	Intel Corp.	3.734%	12/8/2047	266	195
	Intel Corp.	3.050%	8/12/2051	177	112
	Intel Corp.	5.700%	2/10/2053	1,608	1,545
	Intel Corp.	5.600%	2/21/2054	600	574
	Intel Corp.	5.900%	2/10/2063	60	58
	Intercontinental Exchange Inc.	3.000%	6/15/2050	66	44
	Intercontinental Exchange Inc.	4.950%	6/15/2052	20	19
	Intercontinental Exchange Inc.	3.000%	9/15/2060	50	31
	Intercontinental Exchange Inc.	5.200%	6/15/2062	220	208
	Interpublic Group of Cos. Inc.	3.375%	3/1/2041	100	76
[5]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	15	15
[5]	IQVIA Inc.	6.250%	6/1/2032	15	16
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	110	116
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	488	538
[5]	JBS USA LUX Sarl	6.375%	2/25/2055	1,055	1,086
[5]	Jersey Central Power & Light Co.	5.150%	1/15/2036	470	477
[5]	JetBlue Airways Corp.	9.875%	9/20/2031	74	73
[5]	JH North America Holdings Inc.	5.875%	1/31/2031	5	5
[5]	JH North America Holdings Inc.	6.125%	7/31/2032	5	5
	JPMorgan Chase & Co.	4.851%	7/25/2028	140	142
	JPMorgan Chase & Co.	5.012%	1/23/2030	730	748
	JPMorgan Chase & Co.	5.581%	4/22/2030	1,210	1,263
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,000	1,026
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	476

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.140%	1/24/2031	720	744
	JPMorgan Chase & Co.	5.350%	6/1/2034	130	136
	JPMorgan Chase & Co.	4.946%	10/22/2035	1,130	1,141
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,460	1,513
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,385	1,380
	JPMorgan Chase & Co.	6.400%	5/15/2038	150	171
[4]	JPMorgan Chase & Co.	3.882%	7/24/2038	62	56
	JPMorgan Chase & Co.	5.534%	11/29/2045	490	505
[5]	Kaiser Aluminum Corp.	4.625%	3/1/2028	10	10
[5,9]	Kaiser Aluminum Corp.	5.875%	3/1/2034	5	5
[5]	KeHE Distributors LLC	9.000%	2/15/2029	19	20
	KeyBank NA	5.000%	1/26/2033	100	101
	KeyCorp	6.401%	3/6/2035	110	119
	Keysight Technologies Inc.	4.950%	10/15/2034	266	268
	Kimco Realty OP LLC	4.250%	4/1/2045	75	64
	Kimco Realty OP LLC	3.700%	10/1/2049	70	53
	Kinder Morgan Inc.	5.150%	6/1/2030	430	444
[5]	Kinetik Holdings LP	6.625%	12/15/2028	10	10
[5]	Kinetik Holdings LP	5.875%	6/15/2030	2	2
	KKR & Co. Inc.	5.100%	8/7/2035	116	116
	Kraft Heinz Foods Co.	3.750%	4/1/2030	340	331
	Kraft Heinz Foods Co.	5.000%	6/4/2042	460	424
	Kraft Heinz Foods Co.	4.375%	6/1/2046	120	100
	Kraft Heinz Foods Co.	4.875%	10/1/2049	27	24
	Kraft Heinz Foods Co.	5.500%	6/1/2050	465	441
	Kroger Co.	5.000%	9/15/2034	340	343
	Kroger Co.	5.150%	8/1/2043	300	286
	Kroger Co.	5.500%	9/15/2054	1,205	1,172
	Kyndryl Holdings Inc.	3.150%	10/15/2031	410	374
	Kyndryl Holdings Inc.	6.350%	2/20/2034	100	106
	L3Harris Technologies Inc.	5.250%	6/1/2031	1,180	1,228
	L3Harris Technologies Inc.	5.054%	4/27/2045	30	29
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	6	6
[5]	LifePoint Health Inc.	11.000%	10/15/2030	1	1
[5]	Light & Wonder International Inc.	6.250%	10/1/2033	10	10
[5]	Lithia Motors Inc.	4.625%	12/15/2027	10	10
[5]	Live Nation Entertainment Inc.	5.625%	3/15/2026	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/2027	31	31
	Lockheed Martin Corp.	5.000%	8/15/2035	397	405
	Lockheed Martin Corp.	4.300%	6/15/2062	295	239
	Lockheed Martin Corp.	5.200%	2/15/2064	1,370	1,303
	Lowe's Cos. Inc.	3.950%	10/15/2027	155	155
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	95
	Lowe's Cos. Inc.	4.250%	3/15/2031	295	293
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,740	1,723
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,395	1,378
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	152
	LYB International Finance III LLC	3.375%	10/1/2040	50	37
	M&T Bank Corp.	7.413%	10/30/2029	316	342
	M&T Bank Corp.	5.179%	7/8/2031	451	460
	M&T Bank Corp.	6.082%	3/13/2032	691	731
	M&T Bank Corp.	5.053%	1/27/2034	116	116
	M&T Bank Corp.	5.400%	7/30/2035	489	492
[4]	M&T Bank Corp.	5.385%	1/16/2036	43	44
[5]	Magnera Corp.	7.250%	11/15/2031	75	65
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	370	374
	Marathon Petroleum Corp.	5.150%	3/1/2030	800	822
[5]	Mars Inc.	5.000%	3/1/2032	190	195
[5]	Mars Inc.	5.200%	3/1/2035	1,602	1,645
[5]	Mars Inc.	3.875%	4/1/2039	178	156
[5]	Mars Inc.	5.700%	5/1/2055	1,055	1,074
[5]	Mars Inc.	5.800%	5/1/2065	585	601
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	75	69
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	150	97
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	110	121
[5]	Matador Resources Co.	6.250%	4/15/2033	2	2
[5]	Match Group Holdings II LLC	4.125%	8/1/2030	75	71
[5]	McAfee Corp.	7.375%	2/15/2030	8	7
	McKesson Corp.	4.950%	5/30/2032	2,405	2,469
[5]	Medline Borrower LP	3.875%	4/1/2029	3	3

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Medline Borrower LP	6.250%	4/1/2029	41	42
[5]	Medline Borrower LP	5.250%	10/1/2029	9	9
	Merck & Co. Inc.	5.150%	5/17/2063	160	151
[9]	Meta Platforms Inc.	4.200%	11/15/2030	530	529
[9]	Meta Platforms Inc.	4.600%	11/15/2032	1,000	1,005
[9]	Meta Platforms Inc.	4.875%	11/15/2035	1,084	1,087
	Meta Platforms Inc.	4.450%	8/15/2052	248	208
	Meta Platforms Inc.	5.400%	8/15/2054	720	692
	Meta Platforms Inc.	4.650%	8/15/2062	42	35
[9]	Meta Platforms Inc.	5.750%	11/15/2065	700	693
	MetLife Inc.	4.125%	8/13/2042	60	52
	MetLife Inc.	4.875%	11/13/2043	60	56
	MetLife Inc.	5.250%	1/15/2054	60	58
	MGM Resorts International	6.500%	4/15/2032	5	5
	MidAmerican Energy Co.	5.300%	2/1/2055	530	516
[5]	Midcontinent Communications	8.000%	8/15/2032	80	82
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	5	5
[5]	MIWD Holdco II LLC	5.500%	2/1/2030	10	10
[4]	Morgan Stanley	5.652%	4/13/2028	415	424
	Morgan Stanley	5.173%	1/16/2030	740	760
	Morgan Stanley	4.654%	10/18/2030	740	749
	Morgan Stanley	5.230%	1/15/2031	665	687
[4]	Morgan Stanley	2.511%	10/20/2032	2,220	1,986
	Morgan Stanley	2.943%	1/21/2033	268	244
	Morgan Stanley	5.466%	1/18/2035	120	125
	Morgan Stanley	5.587%	1/18/2036	142	149
	Morgan Stanley	5.664%	4/17/2036	2,000	2,105
[4]	Morgan Stanley	4.892%	10/22/2036	1,317	1,310
[4]	Morgan Stanley	3.971%	7/22/2038	90	81
[4]	Morgan Stanley	4.457%	4/22/2039	165	155
	Morgan Stanley	6.375%	7/24/2042	150	169
[4]	Morgan Stanley	4.375%	1/22/2047	200	175
	Motorola Solutions Inc.	5.200%	8/15/2032	685	706
	Motorola Solutions Inc.	5.550%	8/15/2035	85	88
	MPLX LP	1.750%	3/1/2026	150	149
	MPLX LP	4.800%	2/15/2029	110	112
	MPT Operating Partnership LP	3.500%	3/15/2031	25	18
[5]	MPT Operating Partnership LP	8.500%	2/15/2032	25	26
[5]	Mueller Water Products Inc.	4.000%	6/15/2029	60	58
	Nasdaq Inc.	5.350%	6/28/2028	157	162
	Nasdaq Inc.	3.950%	3/7/2052	16	13
	Nasdaq Inc.	5.950%	8/15/2053	175	184
[5]	Nationwide Financial Services Inc.	3.900%	11/30/2049	65	50
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	125	100
	Navient Corp.	4.875%	3/15/2028	2	2
	Navient Corp.	9.375%	7/25/2030	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/2029	75	80
[5]	NCL Corp. Ltd.	5.875%	1/15/2031	5	5
[5]	NCL Corp. Ltd.	6.750%	2/1/2032	15	15
[5]	NCL Corp. Ltd.	6.250%	9/15/2033	5	5
	Nevada Power Co.	6.000%	3/15/2054	180	188
	Nevada Power Co.	6.250%	5/15/2055	220	225
	Newell Brands Inc.	6.375%	9/15/2027	4	4
[5]	Newell Brands Inc.	8.500%	6/1/2028	10	10
	Newell Brands Inc.	6.625%	9/15/2029	10	10
	Newell Brands Inc.	6.375%	5/15/2030	5	5
	Newell Brands Inc.	6.625%	5/15/2032	70	66
	Newell Brands Inc.	7.375%	4/1/2036	6	6
	Newell Brands Inc.	7.500%	4/1/2046	4	3
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	1,230	1,243
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	650	678
	NiSource Inc.	5.250%	3/30/2028	100	102
	NiSource Inc.	5.200%	7/1/2029	700	723
	NiSource Inc.	5.400%	6/30/2033	60	62
	NiSource Inc.	5.350%	4/1/2034	400	412
	NiSource Inc.	4.800%	2/15/2044	630	574
	NiSource Inc.	3.950%	3/30/2048	50	40
	NiSource Inc.	5.850%	4/1/2055	650	663
[5]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	5	5
[5]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	10	10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	15	15
	Norfolk Southern Corp.	3.050%	5/15/2050	120	81
	Norfolk Southern Corp.	5.950%	3/15/2064	150	158
	Northern States Power Co.	6.250%	6/1/2036	34	38
	Northern States Power Co.	5.650%	5/15/2055	430	444
	Northrop Grumman Corp.	5.250%	5/1/2050	545	526
[5]	Novelis Corp.	4.750%	1/30/2030	17	16
[5]	Novelis Corp.	3.875%	8/15/2031	105	96
[5]	NRG Energy Inc.	5.750%	7/15/2029	5	5
[5]	NRG Energy Inc.	5.750%	1/15/2034	15	15
[5]	NRG Energy Inc.	6.250%	11/1/2034	75	77
[5]	NRG Energy Inc.	6.000%	1/15/2036	20	20
	Nucor Corp.	4.400%	5/1/2048	70	60
	Nucor Corp.	3.850%	4/1/2052	50	39
	NuStar Logistics LP	6.375%	10/1/2030	20	21
	Occidental Petroleum Corp.	6.375%	9/1/2028	138	145
	Occidental Petroleum Corp.	5.200%	8/1/2029	315	322
	Occidental Petroleum Corp.	7.500%	5/1/2031	44	49
	Occidental Petroleum Corp.	6.450%	9/15/2036	15	16
	Occidental Petroleum Corp.	6.600%	3/15/2046	10	10
	Occidental Petroleum Corp.	6.050%	10/1/2054	175	171
	OGE Energy Corp.	5.450%	5/15/2029	150	156
[5]	Olin Corp.	6.625%	4/1/2033	7	7
[5]	Olympus Water US Holding Corp.	7.250%	6/15/2031	5	5
[5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	40
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	336	323
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	185	171
[5]	Omnis Funding Trust	6.722%	5/15/2055	350	373
	OneMain Finance Corp.	3.500%	1/15/2027	15	15
	OneMain Finance Corp.	3.875%	9/15/2028	35	34
	OneMain Finance Corp.	6.125%	5/15/2030	5	5
	OneMain Finance Corp.	6.500%	3/15/2033	15	15
	ONEOK Inc.	5.550%	11/1/2026	130	132
	ONEOK Inc.	5.650%	11/1/2028	135	140
	ONEOK Partners LP	6.125%	2/1/2041	135	138
	Oracle Corp.	4.800%	8/3/2028	700	710
	Oracle Corp.	4.450%	9/26/2030	1,189	1,179
	Oracle Corp.	4.800%	9/26/2032	231	229
	Oracle Corp.	3.600%	4/1/2040	430	337
	Oracle Corp.	3.650%	3/25/2041	150	117
	Oracle Corp.	5.875%	9/26/2045	313	301
	Oracle Corp.	3.850%	4/1/2060	1,793	1,185
[5]	Organon & Co.	4.125%	4/30/2028	13	12
[5]	Organon & Co.	6.750%	5/15/2034	5	4
	Otis Worldwide Corp.	5.131%	9/4/2035	241	245
[5]	Outfront Media Capital LLC	7.375%	2/15/2031	3	3
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	21	21
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	9	9
	Pacific Gas & Electric Co.	3.000%	6/15/2028	100	96
	Pacific Gas & Electric Co.	5.550%	5/15/2029	970	999
	Pacific Gas & Electric Co.	2.500%	2/1/2031	140	125
	Pacific Gas & Electric Co.	6.150%	1/15/2033	130	138
	Pacific Gas & Electric Co.	4.500%	7/1/2040	430	374
	Pacific Gas & Electric Co.	4.750%	2/15/2044	40	34
	Pacific Gas & Electric Co.	3.500%	8/1/2050	100	69
[5]	Panther Escrow Issuer LLC	7.125%	6/1/2031	5	5
	Paramount Global	4.950%	1/15/2031	38	37
	Paramount Global	4.200%	5/19/2032	100	93
	Paramount Global	6.875%	4/30/2036	100	105
	Paramount Global	4.375%	3/15/2043	300	227
[5]	Park Intermediate Holdings LLC	7.000%	2/1/2030	5	5
[5]	Pattern Energy Operations LP	4.500%	8/15/2028	72	70
	Paychex Inc.	5.350%	4/15/2032	150	156
	PECO Energy Co.	4.150%	10/1/2044	130	111
[5]	Penn Entertainment Inc.	5.625%	1/15/2027	5	5
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	155	162
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	56	60
	PepsiCo Inc.	4.200%	7/18/2052	25	21
[5]	Performance Food Group Inc.	6.125%	9/15/2032	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/2029	25	25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	260	252
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	400	386
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	147
	Philip Morris International Inc.	5.125%	2/15/2030	105	108
[8]	Philip Morris International Inc.	3.250%	6/6/2032	1,100	1,269
	Philip Morris International Inc.	4.250%	10/29/2032	1,380	1,348
	Philip Morris International Inc.	5.750%	11/17/2032	224	238
	Philip Morris International Inc.	5.375%	2/15/2033	165	172
	Philip Morris International Inc.	4.875%	4/30/2035	835	833
	Philip Morris International Inc.	4.625%	10/29/2035	710	694
[8]	Philip Morris International Inc.	2.000%	5/9/2036	400	387
[8]	Philip Morris International Inc.	1.450%	8/1/2039	200	167
	Philip Morris International Inc.	4.250%	11/10/2044	440	377
	Phillips 66	4.650%	11/15/2034	40	39
	Phillips 66 Co.	3.150%	12/15/2029	177	169
[5]	Phinia Inc.	6.625%	10/15/2032	5	5
	Pinnacle West Capital Corp.	4.900%	5/15/2028	220	223
	Pioneer Natural Resources Co.	1.900%	8/15/2030	150	135
	Plains All American Pipeline LP	4.700%	1/15/2031	150	150
	Plains All American Pipeline LP	5.600%	1/15/2036	200	202
	Plains All American Pipeline LP	4.900%	2/15/2045	30	26
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,400	1,455
	PNC Financial Services Group Inc.	5.068%	1/24/2034	390	398
	PNC Financial Services Group Inc.	5.939%	8/18/2034	160	172
	PNC Financial Services Group Inc.	6.875%	10/20/2034	585	662
	PNC Financial Services Group Inc.	5.676%	1/22/2035	700	739
	PNC Financial Services Group Inc.	5.575%	1/29/2036	840	877
[5]	Post Holdings Inc.	6.250%	2/15/2032	5	5
[5]	Post Holdings Inc.	6.375%	3/1/2033	6	6
	Principal Financial Group Inc.	5.500%	3/15/2053	219	221
[9]	Procter & Gamble Co.	4.100%	11/3/2032	630	624
[9]	Procter & Gamble Co.	4.350%	11/3/2035	840	830
[8]	Prologis Euro Finance LLC	3.875%	9/22/2037	637	734
	Prologis LP	5.125%	1/15/2034	37	38
	Prudential Financial Inc.	3.935%	12/7/2049	260	206
[4]	Prudential Financial Inc.	4.350%	2/25/2050	65	55
[4]	Prudential Financial Inc.	3.700%	3/13/2051	70	53
	Prudential Financial Inc.	6.500%	3/15/2054	130	138
[5]	PSEG Power LLC	5.200%	5/15/2030	1,115	1,144
	Public Service Co. of Colorado	4.050%	9/15/2049	230	182
[4]	Public Service Electric & Gas Co.	3.600%	12/1/2047	100	77
[4]	Public Service Electric & Gas Co.	5.125%	3/15/2053	160	153
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,010	1,040
[5]	Qnity Electronics Inc.	5.750%	8/15/2032	10	10
[5]	Qnity Electronics Inc.	6.250%	8/15/2033	5	5
[5]	Quikrete Holdings Inc.	6.375%	3/1/2032	15	16
[5]	Quikrete Holdings Inc.	6.750%	3/1/2033	30	31
[5]	Radiology Partners Inc.	8.500%	7/15/2032	15	16
	Range Resources Corp.	8.250%	1/15/2029	10	10
[5]	Range Resources Corp.	4.750%	2/15/2030	70	69
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	5	5
	Realty Income Corp.	4.850%	3/15/2030	165	169
	Regions Financial Corp.	5.722%	6/6/2030	1,257	1,305
	Regions Financial Corp.	5.502%	9/6/2035	580	594
[5]	RHP Hotel Properties LP	6.500%	4/1/2032	5	5
[5]	RHP Hotel Properties LP	6.500%	6/15/2033	5	5
[5]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	3	3
[5]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	5	5
[5]	Rocket Cos. Inc.	6.500%	8/1/2029	5	5
[5]	Rocket Cos. Inc.	6.125%	8/1/2030	10	10
[5]	Rocket Cos. Inc.	7.125%	2/1/2032	1	1
[5]	Rocket Cos. Inc.	6.375%	8/1/2033	15	16
[5]	Rocket Mortgage LLC	2.875%	10/15/2026	9	9
[5]	Rocket Mortgage LLC	3.875%	3/1/2031	10	9
[5]	Rocket Mortgage LLC	4.000%	10/15/2033	80	74
[5]	Rocket Software Inc.	9.000%	11/28/2028	5	5
[5]	Rocket Software Inc.	6.500%	2/15/2029	70	68
[5]	Rockies Express Pipeline LLC	6.750%	3/15/2033	5	5
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	5	5
	RPM International Inc.	4.550%	3/1/2029	115	116

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.875%	10/15/2040	557	540
	RTX Corp.	6.400%	3/15/2054	633	711
[5]	Ryan Specialty LLC	4.375%	2/1/2030	70	68
[5]	Ryan Specialty LLC	5.875%	8/1/2032	13	13
[9]	Ryder System Inc.	4.300%	12/1/2030	265	264
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	110	110
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	1,840	1,847
	Sabra Health Care LP	3.900%	10/15/2029	1	1
	Sabra Health Care LP	3.200%	12/1/2031	320	290
	San Diego Gas & Electric Co.	5.550%	4/15/2054	140	139
	SBA Communications Corp.	3.125%	2/1/2029	17	16
[5]	Science Applications International Corp.	5.875%	11/1/2033	5	5
[5]	Sealed Air Corp.	6.125%	2/1/2028	9	9
[5]	Sealed Air Corp.	5.000%	4/15/2029	3	3
[5]	Sealed Air Corp.	7.250%	2/15/2031	5	5
	Sempra	6.625%	4/1/2055	732	744
[5]	Service Properties Trust	0.000%	9/30/2027	5	4
	Service Properties Trust	5.500%	12/15/2027	5	5
	Service Properties Trust	8.375%	6/15/2029	81	81
[4]	Shell Finance US Inc.	4.375%	5/11/2045	70	61
[4]	Shell Finance US Inc.	3.750%	9/12/2046	141	112
	Sherwin-Williams Co.	4.500%	6/1/2047	80	70
[5]	Shift4 Payments LLC	6.750%	8/15/2032	6	6
[5]	Sirius XM Radio LLC	5.000%	8/1/2027	10	10
[5]	Six Flags Entertainment Corp.	6.625%	5/1/2032	5	5
[5]	Sixth Street Lending Partners	6.125%	7/15/2030	530	544
[5]	SM Energy Co.	7.000%	8/1/2032	18	18
[5]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	10	10
	Southern California Edison Co.	5.650%	10/1/2028	600	620
[4]	Southern California Edison Co.	4.200%	3/1/2029	100	99
	Southern California Edison Co.	5.450%	6/1/2031	1,140	1,175
	Southern California Edison Co.	4.500%	9/1/2040	50	44
[4]	Southern California Edison Co.	3.900%	3/15/2043	50	39
	Southern California Edison Co.	4.000%	4/1/2047	50	38
	Southern California Gas Co.	3.750%	9/15/2042	50	41
	Southern Co.	5.700%	10/15/2032	100	106
	Southern Co.	4.400%	7/1/2046	30	26
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	80	80
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	131
[4]	Southern Power Co.	4.250%	10/1/2030	170	169
	Southwest Airlines Co.	2.625%	2/10/2030	68	63
	Spirit AeroSystems Inc.	4.600%	6/15/2028	70	70
[5]	Spirit AeroSystems Inc.	9.375%	11/30/2029	7	7
[5]	Spirit AeroSystems Inc.	9.750%	11/15/2030	12	13
	Sprint Capital Corp.	6.875%	11/15/2028	1,900	2,042
	Sprint Capital Corp.	8.750%	3/15/2032	78	95
[5]	SS&C Technologies Inc.	5.500%	9/30/2027	9	9
[5]	Standard Building Solutions Inc.	6.500%	8/15/2032	5	5
[5]	Standard Building Solutions Inc.	6.250%	8/1/2033	5	5
	Stanley Black & Decker Inc.	2.300%	3/15/2030	45	41
[5]	Star Parent Inc.	9.000%	10/1/2030	8	9
	Starbucks Corp.	3.500%	11/15/2050	125	90
[5]	Starwood Property Trust Inc.	6.000%	4/15/2030	80	82
[5]	Starwood Property Trust Inc.	6.500%	10/15/2030	5	5
	State Street Corp.	4.784%	10/23/2036	703	700
[5]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,115	1,120
[4,8]	Stellantis NV	3.875%	6/6/2031	900	1,046
[4,8]	Stellantis NV	1.250%	6/20/2033	1,700	1,602
	Stryker Corp.	5.200%	2/10/2035	25	26
	Sun Communities Operating LP	2.300%	11/1/2028	200	189
[5]	Sunoco LP	7.000%	9/15/2028	10	10
[5]	Sunoco LP	5.625%	3/15/2031	10	10
[5]	Sunoco LP	7.875%	Perpetual	15	15
	Synopsys Inc.	5.150%	4/1/2035	170	173
	Synopsys Inc.	5.700%	4/1/2055	700	704
	Synovus Bank	5.625%	2/15/2028	250	255
	Synovus Financial Corp.	6.168%	11/1/2030	635	656
[5]	Talen Energy Supply LLC	6.250%	2/1/2034	15	15
[5]	Talen Energy Supply LLC	6.500%	2/1/2036	10	10
[5]	Tallgrass Energy Partners LP	7.375%	2/15/2029	70	72

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Tallgrass Energy Partners LP	6.000%	12/31/2030	7	7
[5]	Tallgrass Energy Partners LP	6.750%	3/15/2034	15	15
	Targa Resources Corp.	6.150%	3/1/2029	310	326
	Targa Resources Corp.	6.125%	3/15/2033	153	163
	Targa Resources Corp.	6.500%	3/30/2034	600	655
	Targa Resources Corp.	6.500%	2/15/2053	28	29
	Tenet Healthcare Corp.	4.250%	6/1/2029	13	13
	Tenet Healthcare Corp.	4.375%	1/15/2030	5	5
	Tenet Healthcare Corp.	6.750%	5/15/2031	10	10
[10]	Time Warner Cable LLC	5.750%	6/2/2031	2,100	2,805
	Time Warner Cable LLC	5.875%	11/15/2040	343	319
	Time Warner Cable LLC	4.500%	9/15/2042	75	59
	T-Mobile USA Inc.	3.375%	4/15/2029	245	238
	Toll Brothers Finance Corp.	3.800%	11/1/2029	65	64
[5]	TopBuild Corp.	3.625%	3/15/2029	5	5
[5]	TopBuild Corp.	4.125%	2/15/2032	5	5
[5]	TopBuild Corp.	5.625%	1/31/2034	10	10
	Toyota Motor Credit Corp.	5.100%	3/21/2031	590	613
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	421
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	5	5
[5]	TransDigm Inc.	6.750%	8/15/2028	3	3
[5]	TransDigm Inc.	6.375%	3/1/2029	33	34
[5]	TransDigm Inc.	7.125%	12/1/2031	7	7
[5]	TransDigm Inc.	6.625%	3/1/2032	2	2
[5]	TransDigm Inc.	6.375%	5/31/2033	35	36
[5]	Transocean International Ltd.	8.250%	5/15/2029	2	2
[5]	Transocean International Ltd.	8.750%	2/15/2030	54	57
[5]	Transocean International Ltd.	8.500%	5/15/2031	7	7
[5]	Transocean International Ltd.	7.875%	10/15/2032	5	5
	Travelers Cos. Inc.	3.750%	5/15/2046	260	208
[5]	Tronox Inc.	9.125%	9/30/2030	8	7
[4]	Truist Financial Corp.	5.071%	5/20/2031	1,205	1,233
[4]	Truist Financial Corp.	4.964%	10/23/2036	250	246
	Uber Technologies Inc.	4.300%	1/15/2030	210	211
	Uber Technologies Inc.	4.150%	1/15/2031	1,325	1,314
	Uber Technologies Inc.	4.800%	9/15/2035	750	745
	Uber Technologies Inc.	5.350%	9/15/2054	650	628
[4]	UDR Inc.	2.950%	9/1/2026	15	15
[5]	UKG Inc.	6.875%	2/1/2031	10	10
	Union Electric Co.	4.000%	4/1/2048	65	52
	Union Electric Co.	3.250%	10/1/2049	75	52
	Union Electric Co.	3.900%	4/1/2052	150	118
	Union Electric Co.	5.250%	1/15/2054	250	240
	Union Pacific Corp.	3.250%	2/5/2050	270	191
	Union Pacific Corp.	3.839%	3/20/2060	35	26
[5]	United Airlines Inc.	4.375%	4/15/2026	27	27
[5]	United Airlines Inc.	4.625%	4/15/2029	50	50
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	20	21
	United Parcel Service Inc.	6.050%	5/14/2065	300	316
	UnitedHealth Group Inc.	4.400%	6/15/2028	180	182
	UnitedHealth Group Inc.	5.350%	2/15/2033	100	104
	UnitedHealth Group Inc.	4.500%	4/15/2033	275	273
	UnitedHealth Group Inc.	5.000%	4/15/2034	30	31
	UnitedHealth Group Inc.	5.300%	6/15/2035	150	155
	UnitedHealth Group Inc.	2.750%	5/15/2040	100	75
	UnitedHealth Group Inc.	4.375%	3/15/2042	215	192
	UnitedHealth Group Inc.	3.250%	5/15/2051	100	68
	UnitedHealth Group Inc.	5.375%	4/15/2054	265	255
	UnitedHealth Group Inc.	5.950%	6/15/2055	270	281
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	209
	UnitedHealth Group Inc.	5.200%	4/15/2063	715	655
[5]	Univision Communications Inc.	4.500%	5/1/2029	2	2
[5]	Univision Communications Inc.	7.375%	6/30/2030	18	18
[5]	Univision Communications Inc.	8.500%	7/31/2031	70	72
[5]	Univision Communications Inc.	9.375%	8/1/2032	15	16
	US Bancorp	5.775%	6/12/2029	350	364
	US Bancorp	5.384%	1/23/2030	190	196
	US Bancorp	5.083%	5/15/2031	651	669
[4]	US Bancorp	4.967%	7/22/2033	25	25
	US Bancorp	5.850%	10/21/2033	377	402

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	4.839%	2/1/2034	220	221
	US Bancorp	5.836%	6/12/2034	276	294
[5]	US Foods Inc.	6.875%	9/15/2028	2	2
[5]	US Foods Inc.	4.750%	2/15/2029	9	9
[5]	US Foods Inc.	5.750%	4/15/2033	5	5
[5]	UWM Holdings LLC	6.625%	2/1/2030	5	5
[5]	Vail Resorts Inc.	5.625%	7/15/2030	15	15
[5]	Vail Resorts Inc.	6.500%	5/15/2032	13	13
[5]	Valaris Ltd.	8.375%	4/30/2030	14	15
	Valero Energy Corp.	4.350%	6/1/2028	48	48
	Valero Energy Corp.	5.150%	2/15/2030	590	607
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	30	28
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	15	15
[5]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	5	5
[5]	Venture Global LNG Inc.	9.500%	2/1/2029	12	13
[5]	Venture Global LNG Inc.	8.375%	6/1/2031	36	37
[5]	Venture Global LNG Inc.	9.875%	2/1/2032	5	5
[5]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	5	5
[5]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	10	11
	Verisk Analytics Inc.	5.500%	6/15/2045	100	99
	Verizon Communications Inc.	1.500%	9/18/2030	285	249
	Verizon Communications Inc.	4.400%	11/1/2034	140	135
	Verizon Communications Inc.	5.250%	3/16/2037	170	171
	Verizon Communications Inc.	4.812%	3/15/2039	110	104
	Verizon Communications Inc.	2.650%	11/20/2040	75	54
	Verizon Communications Inc.	3.400%	3/22/2041	560	440
	Verizon Communications Inc.	3.875%	3/1/2052	130	98
	Verizon Communications Inc.	2.987%	10/30/2056	990	602
	Verizon Communications Inc.	3.000%	11/20/2060	50	30
	Verizon Communications Inc.	3.700%	3/22/2061	85	59
[5]	Versant Media Group Inc.	7.250%	1/30/2031	5	5
[4]	Virginia Electric & Power Co.	4.200%	5/15/2045	150	126
	Virginia Electric & Power Co.	5.450%	4/1/2053	100	98
	Virginia Electric & Power Co.	5.350%	1/15/2054	350	337
[5]	Vistra Operations Co. LLC	5.625%	2/15/2027	22	22
[5]	Vistra Operations Co. LLC	5.000%	7/31/2027	8	8
[5]	Vistra Operations Co. LLC	4.300%	10/15/2028	810	807
[5]	Vistra Operations Co. LLC	7.750%	10/15/2031	3	3
[5]	Vital Energy Inc.	7.750%	7/31/2029	5	5
	VMware LLC	1.800%	8/15/2028	400	376
	VMware LLC	4.700%	5/15/2030	130	132
	VMware LLC	2.200%	8/15/2031	220	195
[5,9]	VoltaGrid LLC	7.375%	11/1/2030	5	5
	Walt Disney Co.	6.650%	11/15/2037	70	81
	Walt Disney Co.	2.750%	9/1/2049	45	29
[4]	Warnermedia Holdings Inc.	5.050%	3/15/2042	10	8
[4]	Warnermedia Holdings Inc.	5.141%	3/15/2052	54	41
	Waste Connections Inc.	5.250%	9/1/2035	330	340
	Waste Management Inc.	5.350%	10/15/2054	300	296
[5]	Wayfair LLC	7.250%	10/31/2029	3	3
[5]	Weatherford International Ltd.	6.750%	10/15/2033	10	10
[4]	Wells Fargo & Co.	2.393%	6/2/2028	340	331
[4]	Wells Fargo & Co.	3.350%	3/2/2033	400	373
	Wells Fargo & Co.	5.389%	4/24/2034	250	260
[4]	Wells Fargo & Co.	5.557%	7/25/2034	284	298
[4]	Wells Fargo & Co.	3.068%	4/30/2041	320	249
	Wells Fargo & Co.	5.375%	11/2/2043	90	88
[4]	Wells Fargo & Co.	4.400%	6/14/2046	60	51
[4]	Wells Fargo & Co.	5.013%	4/4/2051	80	75
[4]	Wells Fargo & Co.	4.611%	4/25/2053	50	44
[4]	Wells Fargo Bank NA	6.600%	1/15/2038	100	113
[5]	WESCO Distribution Inc.	6.375%	3/15/2029	10	10
[5]	WESCO Distribution Inc.	6.625%	3/15/2032	5	5
[5]	WESCO Distribution Inc.	6.375%	3/15/2033	10	10
	Western Digital Corp.	4.750%	2/15/2026	5	5
	Western Midstream Operating LP	4.500%	3/1/2028	49	49
	Western Midstream Operating LP	4.750%	8/15/2028	104	105
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	590	604
[5]	WEX Inc.	6.500%	3/15/2033	10	10
	Weyerhaeuser Co.	4.000%	11/15/2029	91	90

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Whirlpool Corp.	6.125%	6/15/2030	10	10
	Whirlpool Corp.	6.500%	6/15/2033	30	29
	Williams Cos. Inc.	5.300%	8/15/2028	225	232
	Williams Cos. Inc.	4.800%	11/15/2029	425	432
	Williams Cos. Inc.	4.650%	8/15/2032	80	80
	Williams Cos. Inc.	6.300%	4/15/2040	65	70
	Willis North America Inc.	2.950%	9/15/2029	85	81
	Willis North America Inc.	3.875%	9/15/2049	70	53
	Workday Inc.	3.700%	4/1/2029	140	138
[5]	WR Grace Holdings LLC	5.625%	8/15/2029	5	5
[5]	WR Grace Holdings LLC	7.375%	3/1/2031	4	4
[5]	WR Grace Holdings LLC	6.625%	8/15/2032	3	3
[5]	WULF Compute LLC	7.750%	10/15/2030	10	10
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	15	15
[5]	XHR LP	4.875%	6/1/2029	5	5
[5]	XHR LP	6.625%	5/15/2030	5	5
[5]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	70	68
[5]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	15	15
[5]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	5	5
	Zoetis Inc.	4.700%	2/1/2043	129	119
	Zoetis Inc.	3.950%	9/12/2047	70	57
					313,356
Zambia (0.0%)
[5]	First Quantum Minerals Ltd.	8.000%	3/1/2033	45	48
[5]	First Quantum Minerals Ltd.	7.250%	2/15/2034	5	5
					53
Total Corporate Bonds (Cost $613,464)					620,585
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.752%	11/6/2028	31	31
United States (0.0%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	14	14
[7]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.215%	1/15/2031	5	5
[7]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	7.965%	4/23/2031	3	3
[7]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.532%	7/1/2031	2	2
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.965%	3/1/2029	10	9
[7]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 2.000%	5.965%	10/23/2030	11	11
					44
Total Floating Rate Loan Interests (Cost $76)					75
Sovereign Bonds (17.8%)
Albania (0.1%)
[5,8]	Republic of Albania	4.750%	2/14/2035	964	1,142
Australia (0.6%)
[8]	Queensland Treasury Corp.	3.250%	5/21/2035	1,640	1,895
[8]	Treasury Corp. of Victoria	3.625%	9/29/2040	2,516	2,892
					4,787
Austria (0.3%)
[5,8]	Republic of Austria	2.950%	2/20/2035	2,285	2,641
Azerbaijan (0.2%)
[4,11]	Southern Gas Corridor CJSC	6.875%	3/24/2026	1,505	1,519
Belgium (0.1%)
[4]	Kingdom of Belgium	4.875%	6/10/2055	1,286	1,191
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/2032	500	509
Bulgaria (0.6%)
[8]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	700	805
[4,8]	Republic of Bulgaria	3.500%	5/7/2034	909	1,060

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Republic of Bulgaria	4.125%	5/7/2038	1,500	1,767
[4,8]	Republic of Bulgaria	4.125%	7/18/2045	1,250	1,409
					5,041
Canada (1.5%)
[12]	Canadian Government Bond	3.500%	12/1/2045	536	383
[12]	Canadian Government Bond	2.750%	12/1/2048	474	296
[12]	Canadian Government Bond	1.750%	12/1/2053	573	276
[4,8]	OMERS Finance Trust	3.250%	1/28/2035	1,483	1,707
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	800	796
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	350	348
[4,8]	Ontario Teachers' Finance Trust	2.850%	12/4/2031	2,489	2,874
[8]	Province of British Columbia	3.900%	10/10/2045	1,067	1,230
[8]	Province of Quebec	3.250%	5/22/2035	1,881	2,175
[8]	Province of Saskatchewan	3.250%	9/24/2035	2,524	2,910
					12,995
Chile (0.2%)
[4,5]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	1,025	1,120
[4]	Empresa Nacional del Petroleo	5.250%	11/6/2029	570	579
					1,699
Dominican Republic (0.3%)
[4]	Dominican Republic	4.875%	9/23/2032	1,200	1,150
[4,5]	Dominican Republic	6.950%	3/15/2037	1,427	1,527
					2,677
Egypt (0.0%)
[4,8]	Arab Republic of Egypt	4.750%	4/16/2026	210	242
France (0.5%)
[8]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	3,600	4,150
[4,5]	Electricite de France SA	5.700%	5/23/2028	315	325
[4,5]	Electricite de France SA	6.250%	5/23/2033	240	261
					4,736
Germany (0.6%)
[4,8]	Federal Republic of Germany	2.200%	4/13/2028	1,737	2,013
[8]	Federal Republic of Germany	2.600%	5/15/2041	1,845	2,022
[8]	Federal Republic of Germany	3.250%	7/4/2042	250	297
[8]	Federal Republic of Germany	1.250%	8/15/2048	750	599
[4,8]	Federal Republic of Germany	1.800%	8/15/2053	378	324
					5,255
Greece (0.6%)
[5,8]	Hellenic Republic	3.375%	6/15/2034	1,831	2,148
[5,8]	Hellenic Republic	3.625%	6/15/2035	1,086	1,288
[5,8]	Hellenic Republic	4.375%	7/18/2038	607	759
[8]	Hellenic Republic	4.200%	1/30/2042	213	261
[5,8]	Hellenic Republic	4.125%	6/15/2054	752	868
					5,324
Hungary (0.7%)
[4,8,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	3,883	4,830
[8,13]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	600	717
[4]	Republic of Hungary	6.250%	9/22/2032	404	435
					5,982
Iceland (0.3%)
[8]	Republic of Iceland	2.625%	5/27/2030	1,992	2,293
Indonesia (0.8%)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	199
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	800	822
[8]	Republic of Indonesia	1.450%	9/18/2026	545	621
[4,8]	Republic of Indonesia	3.650%	9/10/2032	224	261
[8]	Republic of Indonesia	1.100%	3/12/2033	230	223
[8]	Republic of Indonesia	3.750%	10/16/2033	4,380	5,078
					7,204
Israel (0.1%)
[4]	State of Israel	5.375%	2/19/2030	720	745
[4]	State of Israel	5.750%	3/12/2054	520	509
					1,254

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Italy (1.2%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,944	3,104
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,059	2,170
[4,5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,253	4,256
[8]	Cassa Depositi e Prestiti SpA	3.250%	6/17/2033	1,100	1,267
					10,797
Japan (0.2%)
[4,14]	Japan	0.400%	3/20/2050	71,100	260
[4,14]	Japan	1.200%	6/20/2053	112,450	475
[4,14]	Japan	2.200%	6/20/2054	112,450	607
					1,342
Kazakhstan (0.0%)
[4,5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	281	285
Latvia (0.1%)
[4,5]	Republic of Latvia	5.125%	7/30/2034	565	585
Lithuania (0.5%)
[4,8]	Republic of Lithuania	3.500%	7/3/2031	1,528	1,808
[4,8]	Republic of Lithuania	3.625%	3/10/2036	1,989	2,295
					4,103
Luxembourg (0.3%)
[8]	State of the Grand-Duchy of Luxembourg	2.900%	9/17/2035	2,504	2,880
Mexico (1.8%)
[4]	Comision Federal de Electricidad	5.000%	9/29/2036	186	174
	Petroleos Mexicanos	8.750%	6/2/2029	2,558	2,761
[4]	United Mexican States	4.750%	4/27/2032	1,404	1,381
[4]	United Mexican States	5.850%	7/2/2032	1,754	1,817
[4]	United Mexican States	5.375%	3/22/2033	1,009	1,011
[4]	United Mexican States	4.875%	5/19/2033	478	465
[4]	United Mexican States	6.875%	5/13/2037	4,959	5,373
[8]	United Mexican States	5.125%	3/19/2038	2,467	2,897
					15,879
Morocco (0.2%)
[4]	Kingdom of Morocco	2.375%	12/15/2027	500	479
[4,5]	OCP SA	6.100%	4/30/2030	1,107	1,160
					1,639
Oman (0.3%)
[4]	Oman Government Bond	4.750%	6/15/2026	405	405
[4]	Oman Government Bond	6.750%	10/28/2027	1,990	2,078
					2,483
Peru (0.2%)
[4]	Republic of Peru	2.783%	1/23/2031	2,000	1,852
Philippines (0.1%)
[8]	Republic of the Philippines	3.625%	2/4/2032	746	875
Portugal (0.5%)
[4,5,8]	Portuguese Republic	2.875%	10/14/2033	2,364	2,739
[4,5,8]	Portuguese Republic	3.625%	6/12/2054	1,154	1,280
					4,019
Romania (0.3%)
[4,5]	Republic of Romania	5.750%	9/16/2030	1,830	1,872
[4]	Republic of Romania	3.000%	2/14/2031	204	183
[4,8]	Republic of Romania	2.124%	7/16/2031	200	201
[4]	Republic of Romania	7.125%	1/17/2033	590	637
					2,893
Saudi Arabia (0.3%)
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	2,850	2,911
Serbia (0.2%)
[4,8]	Serbia International Bond	3.125%	5/15/2027	460	530
[4,8]	Serbia International Bond	1.500%	6/26/2029	1,500	1,617
					2,147

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Slovakia (0.4%)
[8]	Slovakia Government Bond	3.750%	2/27/2040	2,788	3,165
South Africa (0.1%)
[4,5]	Republic of South Africa	7.950%	11/19/2054	480	513
South Korea (0.1%)
[4]	Korea Electric Power Corp.	5.375%	4/6/2026	930	935
Spain (0.9%)
[8]	Adif Alta Velocidad	3.125%	1/31/2030	1,700	1,986
[8]	Adif Alta Velocidad	3.625%	4/30/2035	2,100	2,455
[8]	City of Madrid Spain	3.360%	10/31/2035	3,040	3,500
					7,941
Supranational (1.2%)
	Corp. Andina de Fomento	5.000%	1/24/2029	1,560	1,607
[4,8]	European Union	3.750%	10/12/2045	3,600	4,157
[4,8]	European Union	0.300%	11/4/2050	3,495	1,835
[4,8]	European Union	0.700%	7/6/2051	1,397	810
[4]	Inter-American Development Bank	4.375%	7/16/2035	1,943	1,975
					10,384
Turkiye (0.3%)
[4,8]	Republic of Turkiye	5.200%	8/17/2031	1,606	1,892
[4]	Republic of Turkiye	7.125%	2/12/2032	560	583
					2,475
United Kingdom (0.7%)
[10]	United Kingdom	1.625%	10/22/2028	662	821
[10]	United Kingdom	0.500%	1/31/2029	600	712
[10]	United Kingdom	4.125%	7/22/2029	965	1,281
[10]	United Kingdom	0.375%	10/22/2030	615	685
[10]	United Kingdom	4.500%	12/7/2042	570	711
[10]	United Kingdom	1.500%	7/22/2047	295	205
[10]	United Kingdom	3.750%	10/22/2053	355	369
[10]	United Kingdom	4.375%	7/31/2054	993	1,152
[10]	United Kingdom	5.375%	1/31/2056	295	400
[10]	United Kingdom	3.500%	7/22/2068	90	86
					6,422
Uzbekistan (0.3%)
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/2029	200	202
[5,8]	Republic of Uzbekistan International Bond	5.100%	2/25/2029	1,878	2,252
					2,454
Total Sovereign Bonds (Cost $151,547)					155,470
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	Los Angeles CA Department of Water & Power System Revenue (Cost $779)	6.574%	7/1/2045	760	821

Global Credit Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[15]	Vanguard Market Liquidity Fund (Cost $13,498)	4.141%	134,991	13,499
Total Investments (99.8%) (Cost $857,726)				869,708
Other Assets and Liabilities—Net (0.2%)				2,071
Net Assets (100%)				871,779
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $7,268 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,648 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $72 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $90,700, representing 10.4% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Canadian dollars.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Japanese yen.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	114	23,740	(41)
5-Year Government of Canada Bond	December 2025	110	9,055	95
10-Year Government of Canada Bond	December 2025	56	4,902	122
10-Year U.S. Treasury Note	December 2025	355	39,999	(76)
AUD 5-Year Treasury Bond	December 2025	5	300	(2)
Euro-Bobl	December 2025	144	19,629	—
Euro-BTP	December 2025	21	2,939	(3)
Euro-Schatz	December 2025	56	6,912	(4)
Long U.S. Treasury Bond	December 2025	50	5,866	5
				96

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(96)	(10,484)	41
10-Year Japanese Government Bond	December 2025	(8)	(7,062)	60
AUD 3-Year Treasury Bond	December 2025	(299)	(20,879)	100
AUD 10-Year Treasury Bond	December 2025	(85)	(6,319)	5
Euro-Bund	December 2025	(26)	(3,878)	11
Euro-Buxl	December 2025	(53)	(7,094)	(134)
Euro-OAT	December 2025	(38)	(5,369)	3

Global Credit Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Mini 10-Year Japanese Government Bond	December 2025	(20)	(1,765)	15
Ultra 10-Year U.S. Treasury Note	December 2025	(27)	(3,118)	2
Ultra Long U.S. Treasury Bond	December 2025	(30)	(3,638)	(11)
				92
				188

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Canadian Imperial Bank of Commerce	11/4/2025	AUD	90,212	USD	58,979	47	—
Toronto-Dominion Bank	11/4/2025	AUD	318	USD	210	—	(2)
HSBC Bank plc	11/4/2025	AUD	176	USD	115	—	—
UBS AG	11/4/2025	AUD	156	USD	101	1	—
HSBC Bank plc	12/2/2025	AUD	103	USD	68	—	—
Standard Chartered Bank	11/4/2025	AUD	72	USD	47	—	—
State Street Bank & Trust Co.	11/3/2025	CAD	1,300	USD	927	—	—
Citibank, N.A.	11/3/2025	CAD	95	USD	68	—	—
Toronto-Dominion Bank	11/3/2025	CAD	48	USD	34	—	—
Toronto-Dominion Bank	11/3/2025	CAD	37	USD	27	—	—
UBS AG	11/3/2025	CAD	36	USD	26	—	—
Standard Chartered Bank	11/3/2025	CAD	32	USD	23	—	—
State Street Bank & Trust Co.	11/4/2025	CHF	1	USD	1	—	—
Toronto-Dominion Bank	11/4/2025	EUR	209,365	USD	241,956	—	(632)
Canadian Imperial Bank of Commerce	11/4/2025	EUR	16,711	USD	19,417	—	(156)
Bank of America, N.A.	11/4/2025	EUR	9,000	USD	10,417	—	(43)
UBS AG	11/4/2025	EUR	5,183	USD	6,079	—	(106)
Barclays Bank plc	11/4/2025	EUR	4,014	USD	4,690	—	(63)
HSBC Bank plc	11/4/2025	EUR	3,251	USD	3,782	—	(35)
JPMorgan Chase Bank, N.A.	12/2/2025	EUR	2,862	USD	3,304	—	—
Royal Bank of Canada	11/4/2025	EUR	1,938	USD	2,256	—	(23)
State Street Bank & Trust Co.	11/4/2025	EUR	1,567	USD	1,832	—	(26)
Morgan Stanley Capital Services LLC	11/4/2025	EUR	468	USD	545	—	(5)
Royal Bank of Canada	11/4/2025	GBP	45,295	USD	59,382	122	—
State Street Bank & Trust Co.	11/4/2025	GBP	6,103	USD	8,163	—	(146)
Toronto-Dominion Bank	11/4/2025	GBP	1,751	USD	2,352	—	(52)
Wells Fargo Bank N.A.	11/5/2025	JPY	212,358	USD	1,377	1	—
Citibank, N.A.	12/17/2025	JPY	167,610	USD	1,105	—	(13)
Deutsche Bank AG	11/5/2025	JPY	7,302	USD	48	—	(1)
Toronto-Dominion Bank	11/4/2025	JPY	4,218	USD	28	—	(1)
JPMorgan Chase Bank, N.A.	12/2/2025	JPY	4,218	USD	27	—	—
Morgan Stanley Capital Services LLC	11/4/2025	MXN	821	USD	45	—	—
Standard Chartered Bank	12/2/2025	MXN	821	USD	44	—	—
JPMorgan Chase Bank, N.A.	11/4/2025	SEK	51	USD	5	—	—
State Street Bank & Trust Co.	11/4/2025	USD	59,909	AUD	90,511	687	—
Canadian Imperial Bank of Commerce	12/2/2025	USD	58,999	AUD	90,212	—	(47)
HSBC Bank plc	11/4/2025	USD	168	AUD	258	—	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	108	AUD	166	—	(1)
State Street Bank & Trust Co.	11/3/2025	USD	1,063	CAD	1,477	9	—
State Street Bank & Trust Co.	12/1/2025	USD	928	CAD	1,300	—	—
HSBC Bank plc	11/3/2025	USD	30	CAD	42	—	—

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Canadian Imperial Bank of Commerce	11/3/2025	USD	22	CAD	30	—	—
Toronto-Dominion Bank	12/17/2025	USD	539	CHF	424	9	—
Toronto-Dominion Bank	11/4/2025	USD	1	CHF	1	—	—
State Street Bank & Trust Co.	12/2/2025	USD	1	CHF	1	—	—
State Street Bank & Trust Co.	11/4/2025	USD	285,049	EUR	242,486	5,548	—
Toronto-Dominion Bank	12/2/2025	USD	239,151	EUR	206,627	605	—
UBS AG	11/4/2025	USD	8,519	EUR	7,273	138	—
State Street Bank & Trust Co.	12/17/2025	GBP	1,674	EUR	1,900	4	—
HSBC Bank plc	11/4/2025	USD	1,584	EUR	1,358	18	—
Bank of America, N.A.	11/4/2025	USD	444	EUR	381	5	—
State Street Bank & Trust Co.	11/4/2025	USD	62,932	GBP	46,829	1,414	—
Royal Bank of Canada	12/2/2025	USD	59,386	GBP	45,295	—	(122)
Royal Bank of Canada	11/4/2025	USD	3,992	GBP	3,001	49	—
Toronto-Dominion Bank	11/4/2025	USD	2,487	GBP	1,851	57	—
Citibank, N.A.	11/4/2025	USD	1,971	GBP	1,468	42	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,286	GBP	980	—	(1)
Wells Fargo Bank N.A.	12/2/2025	USD	1,381	JPY	212,358	—	(1)
BNP Paribas	11/5/2025	USD	1,369	JPY	201,731	59	—
Toronto-Dominion Bank	11/5/2025	USD	66	JPY	10,002	2	—
Barclays Bank plc	11/5/2025	USD	28	JPY	4,241	1	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	27	JPY	4,218	—	—
State Street Bank & Trust Co.	11/5/2025	USD	24	JPY	3,686	—	—
Standard Chartered Bank	11/4/2025	USD	44	MXN	821	—	—
Toronto-Dominion Bank	12/17/2025	GBP	285	SEK	3,593	—	(5)
HSBC Bank plc	11/4/2025	USD	5	SEK	51	—	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	5	SEK	51	—	—
						8,818	(1,481)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	169,210	1.000	3,920	207
iTraxx Europe-S44-V1	12/20/2030	EUR	30,000	1.000	793	35
Republic of Turkiye	12/20/2030	USD	4,206	1.000	(264)	27
						269
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Stellantis NV/Baa2	12/20/2030	JPMC	800[2]	5.000	156	145	11	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	4,300[2]	(1.000)	(89)	(84)	—	(5)
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	600[2]	(1.000)	(12)	25	—	(37)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	600[2]	(1.000)	(12)	17	—	(29)
					(113)	(42)	—	(71)
					43	103	11	(71)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $6,866 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/22/2026	N/A	11,000[1]	3.460[2]	(4.220)[3]	(21)	(21)
6/16/2027	N/A	1,274,860[4]	0.476[5]	(0.906)[2]	(20)	(20)
8/5/2027	8/5/2026[6]	20,000[1]	0.000[3]	(3.142)[2]	8	8
8/6/2027	8/6/2026[6]	22,000[1]	0.000[3]	(3.093)[2]	19	19
10/22/2027	N/A	5,750[1]	4.220[3]	(3.220)[2]	21	20
12/15/2027	12/17/2025[6]	1,658,142[4]	0.000[5]	(0.926)[2]	8	1
12/20/2028	12/17/2025[6]	4,645[7]	2.457[8]	(0.000)[9]	10	10
12/20/2028	12/17/2025[6]	4,645[7]	2.509[8]	(0.000)[9]	15	15
12/18/2030	12/17/2025[6]	3,813[10]	2.131[2]	(0.000)[11]	2	2
12/10/2035	12/10/2025[6]	2,000[10]	2.539[2]	(0.000)[11]	10	24
					52	58
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/paid semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $844,228)	856,209
Affiliated Issuers (Cost $13,498)	13,499
Total Investments in Securities	869,708
Investment in Vanguard	21
Cash	86
Foreign Currency, at Value (Cost $865)	864
Receivables for Investment Securities Sold	4,780
Receivables for Accrued Income	11,007
Receivables for Capital Shares Issued	1,776
Swap Premiums Paid	187
Variation Margin Receivable—Futures Contracts	121
Unrealized Appreciation—Forward Currency Contracts	8,818
Unrealized Appreciation—Over-the-Counter Swap Contracts	11
Total Assets	897,379
Liabilities
Payables for Investment Securities Purchased	23,141
Payables for Capital Shares Redeemed	663
Payables to Vanguard	97
Swap Premiums Received	84
Variation Margin Payable—Centrally Cleared Swap Contracts	63
Unrealized Depreciation—Forward Currency Contracts	1,481
Unrealized Depreciation—Over-the-Counter Swap Contracts	71
Total Liabilities	25,600
Net Assets	871,779
At October 31, 2025, net assets consisted of:

Paid-in Capital	875,892
Total Distributable Earnings (Loss)	(4,113)
Net Assets	871,779

Investor Shares—Net Assets
Applicable to 6,111,353 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	59,855
Net Asset Value Per Share—Investor Shares	$9.79

Admiral™ Shares—Net Assets
Applicable to 41,448,671 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	811,924
Net Asset Value Per Share—Admiral Shares	$19.59
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1,2]	34,441
Total Income	34,441
Expenses
The Vanguard Group—Note B
Investment Advisory Services	389
Management and Administrative—Investor Shares	127
Management and Administrative—Admiral Shares	1,146
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	35
Custodian Fees	70
Auditing Fees	50
Shareholders’ Reports and Proxy Fees—Investor Shares	9
Shareholders’ Reports and Proxy Fees—Admiral Shares	23
Trustees’ Fees and Expenses	—
Other Expenses	22
Total Expenses	1,874
Net Investment Income	32,567
Realized Net Gain (Loss)
Investment Securities Sold[2]	13,459
Futures Contracts	351
Options Purchased	(183)
Options Written	(24)
Swap Contracts	341
Forward Currency Contracts	(8,365)
Foreign Currencies	(264)
Realized Net Gain (Loss)	5,315
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	14,998
Futures Contracts	432
Options Purchased	2
Options Written	17
Swap Contracts	372
Forward Currency Contracts	(571)
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	15,229
Net Increase (Decrease) in Net Assets Resulting from Operations	53,111
1	Interest is net of foreign withholding taxes of $24.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $442, $4, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,567	21,796
Realized Net Gain (Loss)	5,315	(2,778)
Change in Unrealized Appreciation (Depreciation)	15,229	31,244
Net Increase (Decrease) in Net Assets Resulting from Operations	53,111	50,262
Distributions
Investor Shares	(2,375)	(1,956)
Admiral Shares	(32,581)	(20,367)
Total Distributions	(34,956)	(22,323)
Capital Share Transactions
Investor Shares	13,189	4,888
Admiral Shares	237,366	260,002
Net Increase (Decrease) from Capital Share Transactions	250,555	264,890
Total Increase (Decrease)	268,710	292,829
Net Assets
Beginning of Period	603,069	310,240
End of Period	871,779	603,069
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.59	$8.89	$8.93	$11.02	$11.26
Investment Operations
Net Investment Income[1]	.421	.417	.370	.214	.176
Net Realized and Unrealized Gain (Loss) on Investments	.235	.707	(.044)	(1.956)	.059
Total from Investment Operations	.656	1.124	.326	(1.742)	.235
Distributions
Dividends from Net Investment Income	(.456)	(.424)	(.366)	(.182)	(.217)
Distributions from Realized Capital Gains	—	—	—	(.166)	(.258)
Total Distributions	(.456)	(.424)	(.366)	(.348)	(.475)
Net Asset Value, End of Period	$9.79	$9.59	$8.89	$8.93	$11.02
Total Return[2]	7.04%	12.76%	3.58%	-16.15%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60	$46	$38	$36	$46
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%	0.35%[3]	0.35%[3]	0.35%
Ratio of Net Investment Income to Average Net Assets	4.37%	4.40%	4.00%	2.14%	1.59%
Portfolio Turnover Rate	170%	157%	178%[4]	124%	128%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.19	$17.79	$17.87	$22.04	$22.52
Investment Operations
Net Investment Income[1]	.860	.855	.760	.449	.375
Net Realized and Unrealized Gain (Loss) on Investments	.471	1.413	(.089)	(3.901)	.117
Total from Investment Operations	1.331	2.268	.671	(3.452)	.492
Distributions
Dividends from Net Investment Income	(.931)	(.868)	(.751)	(.385)	(.456)
Distributions from Realized Capital Gains	—	—	—	(.333)	(.516)
Total Distributions	(.931)	(.868)	(.751)	(.718)	(.972)
Net Asset Value, End of Period	$19.59	$19.19	$17.79	$17.87	$22.04
Total Return[2]	7.15%	12.88%	3.69%	-16.02%	2.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$812	$558	$273	$228	$233
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%[3]	0.25%[3]	0.25%
Ratio of Net Investment Income to Average Net Assets	4.47%	4.50%	4.12%	2.26%	1.69%
Portfolio Turnover Rate	170%	157%	178%[4]	124%	128%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on

Global Credit Bond Fund
foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts at October 31, 2025.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at October 31, 2025.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 11% and 9% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts,

Global Credit Bond Fund
determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 128% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Global Credit Bond Fund
During the year ended October 31, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 15% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 11% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
				Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Collateral Pledged[2] ($000)	Collateral Received[2] ($000)	Net Exposure[3] (Not Less Than $0) ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	5	(43)	(38)	—	—	—
Barclays Bank plc	1	(100)	(99)	63	—	—
BNP Paribas	59	—	59	—	—	59
Canadian Imperial Bank of Commerce	47	(203)	(156)	—	—	—
Citibank, N.A.	42	(13)	29	—	—	29
Deutsche Bank AG	—	(1)	(1)	—	—	—
HSBC Bank plc	18	(35)	(17)	9	—	—
JPMorgan Chase Bank, N.A.	11	(31)	(20)	—	399	—
Morgan Stanley Capital Services LLC	—	(10)	(10)	—	—	—
Royal Bank of Canada	171	(145)	26	—	—	26
State Street Bank & Trust Co.	7,662	(172)	7,490	—	6,467	1,023
Toronto-Dominion Bank	673	(692)	(19)	—	—	—
UBS AG	139	(106)	33	—	—	33
Wells Fargo Bank N.A.	1	(1)	—	—	—	—
Centrally Cleared Swap Contracts	—	(63)	(63)	7,268	—	—
Exchange-Traded Futures Contracts	121	—	121	1,648	—	—
Total	8,950	(1,615)	7,335	8,988	6,866	1,170
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on

Global Credit Bond Fund
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	79,111	—	79,111
Asset-Backed/Commercial Mortgage-Backed Securities	—	147	—	147
Corporate Bonds	—	620,585	—	620,585
Floating Rate Loan Interests	—	75	—	75
Sovereign Bonds	—	155,470	—	155,470
Taxable Municipal Bonds	—	821	—	821
Temporary Cash Investments	13,499	—	—	13,499
Total	13,499	856,209	—	869,708

Derivative Financial Instruments
Assets
Futures Contracts[1]	459	—	—	459
Forward Currency Contracts	—	8,818	—	8,818
Swap Contracts[1]	—	379	—	379
Total	459	9,197	—	9,656
Liabilities
Futures Contracts[1]	(271)	—	—	(271)
Forward Currency Contracts	—	(1,481)	—	(1,481)
Swap Contracts[1]	—	(112)	—	(112)
Total	(271)	(1,593)	—	(1,864)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Global Credit Bond Fund
D.  At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	187	187
Unrealized Appreciation—Futures Contracts[1]	459	—	—	459
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	99	—	269	368
Unrealized Appreciation—Forward Currency Contracts	—	8,818	—	8,818
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	11	11
Total Assets	558	8,818	467	9,843

Swap Premiums Received	—	—	(84)	(84)
Unrealized Depreciation—Futures Contracts[1]	(271)	—	—	(271)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(41)	—	—	(41)
Unrealized Depreciation—Forward Currency Contracts	—	(1,481)	—	(1,481)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(71)	(71)
Total Liabilities	(312)	(1,481)	(155)	(1,948)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	351	—	—	351
Options Purchased	(136)	(10)	(37)	(183)
Options Written	(24)	—	—	(24)
Swap Contracts	(128)	—	469	341
Forward Currency Contracts	—	(8,365)	—	(8,365)
Realized Net Gain (Loss) on Derivatives	63	(8,375)	432	(7,880)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	432	—	—	432
Options Purchased	—	(4)	6	2
Options Written	17	—	—	17
Swap Contracts	28	—	344	372
Forward Currency Contracts	—	(571)	—	(571)
Change in Unrealized Appreciation (Depreciation) on Derivatives	477	(575)	350	252
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization

Global Credit Bond Fund
adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,944
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	7,639
Capital Loss Carryforwards	(19,696)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(4,113)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	34,956	22,323
Long-Term Capital Gains	—	—
Total	34,956	22,323
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	862,354
Gross Unrealized Appreciation	16,983
Gross Unrealized Depreciation	(9,344)
Net Unrealized Appreciation (Depreciation)	7,639
F.  During the year ended October 31, 2025, the fund purchased $1,102,525,000 of investment securities and sold $914,768,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $365,332,000 and $303,478,000, respectively.
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	26,569	2,757	19,489	2,066
Issued in Lieu of Cash Distributions	1,926	201	1,587	167
Redeemed	(15,306)	(1,596)	(16,188)	(1,715)
Net Increase (Decrease)—Investor Shares	13,189	1,362	4,888	518
Admiral Shares
Issued	336,419	17,545	322,335	17,025
Issued in Lieu of Cash Distributions	26,227	1,370	15,636	822
Redeemed	(125,280)	(6,523)	(77,969)	(4,116)
Net Increase (Decrease)—Admiral Shares	237,366	12,392	260,002	13,731
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Global Credit Bond Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Global Credit Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Credit Bond Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $2,803,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Q20250 122025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.